SPARTAN (registered trademark)
MUNICIPAL INCOME
FUND

ANNUAL REPORT
NOVEMBER 30, 1998

(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              7   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     10  A summary of major shifts in
                           the fund's investments over
                           the past six months.

INVESTMENTS            11  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   61  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  65  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  70  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS          71

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)
DEAR SHAREHOLDER:

The month of November proved to be a strong one for the stock and bond markets. The Dow Jones Industrial Average reached a record high. Merger activity, which had lulled during the summer correction, has increased significantly. Small-cap stocks posted their third consecutive month of positive returns, as did emerging markets. While bond returns generally were not at the levels of their equity counterparts, they were mostly positive nonetheless.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1998  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN MUNICIPAL INCOME         7.54%        33.24%        116.91%

LB Municipal Bond                7.76%        37.76%        121.93%

General Municipal Debt Funds     6.82%        32.72%        112.83%
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 240 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1998    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN MUNICIPAL INCOME           7.54%        5.91%         8.05%

LB Municipal Bond                  7.76%        6.62%         8.30%

General Municipal Debt Funds       6.82%        5.82%         7.83%
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Spartan Municipal Income    LB Municipal Bond
             00037                       LB015
  1988/11/30      10000.00                    10000.00
  1988/12/31      10192.72                    10102.30
  1989/01/31      10336.51                    10311.22
  1989/02/28      10273.98                    10193.56
  1989/03/31      10295.15                    10169.20
  1989/04/30      10627.35                    10410.62
  1989/05/31      10852.16                    10626.85
  1989/06/30      10957.61                    10771.16
  1989/07/31      11037.47                    10917.76
  1989/08/31      10988.51                    10810.87
  1989/09/30      10941.60                    10778.65
  1989/10/31      11056.17                    10910.48
  1989/11/30      11260.37                    11101.41
  1989/12/31      11354.00                    11192.22
  1990/01/31      11234.36                    11139.28
  1990/02/28      11381.45                    11238.42
  1990/03/31      11394.33                    11241.79
  1990/04/30      11189.37                    11160.40
  1990/05/31      11498.11                    11404.03
  1990/06/30      11620.90                    11504.27
  1990/07/31      11800.80                    11673.39
  1990/08/31      11678.05                    11503.89
  1990/09/30      11766.15                    11510.45
  1990/10/31      11922.54                    11719.25
  1990/11/30      12263.39                    11954.92
  1990/12/31      12316.14                    12006.92
  1991/01/31      12476.55                    12168.06
  1991/02/28      12554.65                    12273.92
  1991/03/31      12595.04                    12278.34
  1991/04/30      12767.36                    12441.64
  1991/05/31      12879.81                    12552.25
  1991/06/30      12880.49                    12539.82
  1991/07/31      13067.61                    12692.55
  1991/08/31      13183.05                    12859.72
  1991/09/30      13288.41                    13027.15
  1991/10/31      13413.36                    13144.39
  1991/11/30      13442.63                    13181.07
  1991/12/31      13569.51                    13463.93
  1992/01/31      13708.80                    13494.63
  1992/02/29      13736.86                    13498.95
  1992/03/31      13750.32                    13503.94
  1992/04/30      13881.80                    13624.13
  1992/05/31      14015.03                    13784.48
  1992/06/30      14209.36                    14015.79
  1992/07/31      14573.91                    14435.98
  1992/08/31      14379.94                    14295.23
  1992/09/30      14418.54                    14388.72
  1992/10/31      14178.47                    14247.28
  1992/11/30      14546.42                    14502.45
  1992/12/31      14703.93                    14650.52
  1993/01/31      14909.71                    14820.90
  1993/02/28      15458.43                    15356.98
  1993/03/31      15346.44                    15194.65
  1993/04/30      15492.42                    15347.97
  1993/05/31      15582.33                    15434.22
  1993/06/30      15811.63                    15691.82
  1993/07/31      15817.13                    15712.38
  1993/08/31      16160.82                    16039.51
  1993/09/30      16394.55                    16222.20
  1993/10/31      16411.82                    16253.51
  1993/11/30      16279.71                    16110.31
  1993/12/31      16631.66                    16450.40
  1994/01/31      16814.57                    16638.26
  1994/02/28      16386.25                    16207.33
  1994/03/31      15628.07                    15547.37
  1994/04/30      15709.27                    15679.21
  1994/05/31      15807.18                    15815.15
  1994/06/30      15717.71                    15718.52
  1994/07/31      16014.34                    16006.64
  1994/08/31      16072.51                    16062.02
  1994/09/30      15833.74                    15826.23
  1994/10/31      15503.00                    15545.16
  1994/11/30      15019.31                    15264.10
  1994/12/31      15392.73                    15600.07
  1995/01/31      15917.46                    16045.92
  1995/02/28      16378.11                    16512.53
  1995/03/31      16421.02                    16702.26
  1995/04/30      16429.24                    16721.97
  1995/05/31      16941.66                    17255.57
  1995/06/30      16680.93                    17105.44
  1995/07/31      16801.67                    17267.60
  1995/08/31      17007.42                    17486.56
  1995/09/30      17138.64                    17597.25
  1995/10/31      17385.10                    17853.11
  1995/11/30      17714.57                    18149.29
  1995/12/31      17883.12                    18323.71
  1996/01/31      18031.21                    18462.05
  1996/02/29      17956.42                    18337.43
  1996/03/31      17726.40                    18103.08
  1996/04/30      17654.26                    18051.85
  1996/05/31      17658.93                    18044.63
  1996/06/30      17867.82                    18241.13
  1996/07/31      18036.04                    18407.13
  1996/08/31      18040.63                    18402.71
  1996/09/30      18252.30                    18660.35
  1996/10/31      18467.43                    18871.40
  1996/11/30      18846.14                    19216.74
  1996/12/31      18767.37                    19136.03
  1997/01/31      18785.67                    19172.20
  1997/02/28      18948.47                    19348.20
  1997/03/31      18703.02                    19090.29
  1997/04/30      18857.91                    19250.08
  1997/05/31      19124.75                    19539.60
  1997/06/30      19359.04                    19747.69
  1997/07/31      19909.92                    20294.71
  1997/08/31      19707.55                    20104.54
  1997/09/30      19944.29                    20343.18
  1997/10/31      20058.05                    20473.99
  1997/11/30      20168.93                    20594.38
  1997/12/31      20498.78                    20894.85
  1998/01/31      20727.93                    21110.49
  1998/02/28      20705.21                    21116.82
  1998/03/31      20707.69                    21135.40
  1998/04/30      20592.79                    21040.08
  1998/05/31      20907.67                    21373.14
  1998/06/30      20989.17                    21457.36
  1998/07/31      21040.27                    21511.21
  1998/08/31      21357.96                    21843.56
  1998/09/30      21641.25                    22115.73
  1998/10/31      21625.41                    22115.29
  1998/11/30      21690.54                    22192.91
IMATRL PRASUN   SHR__CHT 19981130 19981210 122919 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Municipal Income Fund on November 30, 1988. As the chart shows, by November 30, 1998, the value of the investment would have grown to $21,691 - a 116.91% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $22,193 - a 121.93% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS
                  YEARS ENDED NOVEMBER 30,

                  1998                      1997   1996   1995    1994

Dividend returns  5.00%                     5.32%  5.30%  6.54%   7.54%

Capital returns   2.54%                     1.70%  1.09%  11.41%  -15.28%

Total returns     7.54%                     7.02%  6.39%  17.95%  -7.74%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD
PERIODS ENDED NOVEMBER 30, 1998  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              4.87(cents)   30.05(cents)   60.72(cents)

Annualized dividend rate         4.63%         4.69%          4.77%

30-day annualized yield          4.04%         -              -

30-day annualized                6.31%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $12.81 over the past one month, $12.77 over the past six months and $12.73 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Prospects were bright for
fixed-income markets at the
beginning of the 12-month period
ending November 30, 1998, with
positive U.S. economic news and
the Federal Reserve Board's
reluctance to raise interest rates
playing key roles. However,
near-record issuance of municipal
bonds, greeted by only moderate
enthusiasm, continued to contribute
to their underperformance relative
to taxable bonds. For the 12-month
period, the Lehman Brothers
Municipal Bond Index - a popular
measure of the municipal bond
market - returned 7.76%. By
comparison, the Lehman Brothers
Aggregate Bond Index - a widely
followed measure of taxable bond
performance - returned 9.45%
during the period. Year-to-date
municipal bond issuance of over
$253 billion has already exceeded
all of last year's total, and is on
track to top the record $293 billion
muni-bond issuance during 1993.
Despite the tepid demand, munis
were yielding at the end of the
period about the same as 30-year
Treasuries - the safe haven of
choice during the market's
downdraft in the late summer and
early fall. While the recent equity
rally has put further pressure on
municipal bond prices, their yields
are historically high, which may
stimulate demand in the near term.
Munis, like the majority of
fixed-income issues, also have been
bolstered by three recent
interest-rate cuts by the Federal
Reserve Board, which dropped the
fed funds rate to 4.75%.

(photograph of George Fischer)

An interview with George Fischer, Portfolio Manager of Spartan
Municipal Income Fund.

Q. HOW DID THE FUND PERFORM, GEORGE?

A. For the 12-month period that ended November 30, 1998, the fund had a total return of 7.54%. To get a sense of how the fund did relative to its competitors, the general municipal debt funds average returned 6.82% for the same one-year period, according to Lipper Analytical Services. Additionally, the Lehman Brothers Municipal Bond Index - which tracks the types of securities in which the fund invests - returned 7.76% for the same 12-month period.

Q. WHAT FACTORS HELPED THE FUND OUTPACE ITS PEERS?

A. One factor was the fund's relatively large stake in intermediate-term bonds with maturities of between five and 15 years, which I emphasized because I felt they offered the best combination of reward - or income - for the risk. For bonds with maturities up to about 15 years, investors were paid an appropriate amount of added income for each additional year of maturity. But for bonds with maturities of 15 years or longer, the extra income for each successive year was, in my opinion, less attractive given the level of risk inherent in longer-term bonds. Throughout the past six months, intermediate-maturity bond prices rose more in percentage terms than a combination of longer- and shorter-term bonds. Another factor I believe helped the fund's performance was that I kept its duration - or sensitivity to interest-rate changes - in line with the market as a whole as represented by the Lehman Brothers Municipal Bond Index. By doing so, I avoided positioning the fund incorrectly based on a prediction about the direction of interest rates.

Q. WERE THERE ANY DISAPPOINTMENTS OVER THE PAST 12 MONTHS?

A. After leading the market during the first half of the past year, Baa-rated bonds lagged the overall municipal market during much of the second half of the year. Amid concerns over the weakening state of the world's economy and the potential for an economic slowdown in the U.S., investors gravitated toward higher-quality investments of all kinds. In the case of the municipal market, that flight to quality translated into stronger demand for the higher-rated Aaa, Aa and A securities, and a dwindling demand for the lower-rated Baa securities.

Q. THAT SAID, THE FUND MAINTAINED A HIGH OVERALL CREDIT QUALITY, WITH ABOUT 87% OF ITS INVESTMENTS IN BONDS RATED AAA, AA OR A, AT THE END OF THE PERIOD. WHAT EXPLAINS THAT POSITIONING?

A. I generally didn't think that most Baa-rated bonds offered enough incremental yield to compensate for their added risk. Of course, an issuer's credit rating reflects an assessment of its ability to make interest and principal payments on its debt; the lower the rating, the riskier the issuer. Over the past year or so, Baa-rated bonds offered only about 25 to 45 basis points (0.25% to 0.45%) more in yield than Aaa-rated bonds. That "spread" was particularly small from a historical viewpoint during much of the period. More recently, however, the spread has widened and in some cases afforded me opportunities to buy fairly high-yielding Baa-rated securities at attractive prices.

Q. WHAT OTHER CHANGES HAVE YOU MADE RECENTLY?

A. I sold some of the fund's industrial development bonds. These bonds are issued through a municipality to finance a fixed asset for a purpose deemed in the public interest, such as a road to a new corporate facility or the expansion of an airline terminal. Because they depend on a corporation's ability to pay the bond's interest and principal, the performance of industrial development bonds is tied to the health of that corporation. Given the growing uncertainty over corporate profitability in the wake of the slowing global economy, I cut the fund's holdings in this area.

Q. GEORGE, WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL MARKET?

A. As a result of economic turmoil overseas, U.S. Treasuries - considered a safe haven against global uncertainty - rallied substantially and far outpaced the performance of municipals. The net result is that municipals are as cheap - relative to Treasuries - as they have been in nearly a decade. For example, the yield on a Aaa-related insured 30-year municipal bond was about 100% of the yield of a comparable maturity U.S. Treasury bond. From a historical standpoint, such a municipal typically yields about 85% of Treasuries. Since bond yields and bond prices move in the opposite direction, municipals should gain ground on their Treasury counterparts if the yield spread ratio between Treasuries and municipals moves closer to that historical 85% average.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

GEORGE FISCHER ON GENERAL
OBLIGATION BONDS:

"General obligation bonds (GOs)
were the fund's largest sector
concentration throughout the
past year. A GO is backed by the
full faith and credit - which
includes the taxing power - of a
city, county, state or other issuer.
GOs are repaid through general
revenues - including individual
and corporate taxes - collected
by the issuer. When the economy is
strong, general revenues and tax
collections tend to increase as
corporate profits rise, employment
grows and wages move higher. In
1998, New York showed particularly
fast growth, which helped make its
bonds some of the municipal
market's best performers during the
year. On the other hand, while
California's prospects remained
strong, I sold some of the fund's
holdings in bonds issued in the
state, because I felt that the state's
economic ties to the
recession-plagued Far East would
place continued pressure on its
economic and fiscal health. When
evaluating investments for the
fund, I look for GO issuers located
in regions with strong or
improving economic conditions."

(checkmark)FUND FACTS

GOAL: a high level of income
free from federal tax

FUND NUMBER: 037

TRADING SYMBOL: FHIGX

START DATE: December 1, 1977
SIZE: as of November 30,
1998, more than $4.6
billion

MANAGER: George Fischer,
since 1998; manager, various
Fidelity and Spartan
municipal income funds;
joined Fidelity in 1989


INVESTMENT CHANGES





TOP FIVE STATES AS OF
NOVEMBER 30, 1998

                              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  IN
                                                       THESE HOLDINGS  6 MONTHS AGO

New York                       16.2                     17.7

Texas                          10.1                     10.1

California                     8.2                      10.8

Massachusetts                  7.5                      8.0

Illinois                       6.5                      5.6

TOP FIVE SECTORS AS OF
NOVEMBER 30, 1998

                              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  IN
                                                       THESE SECTORS  6 MONTHS AGO

General Obligations            27.1                     27.8

Electric Utilities             16.2                     15.1

Transportation                 12.1                     11.7

Health Care                    9.0                      8.8

Escrowed/Pre-Refunded          8.8                      7.1

AVERAGE YEARS TO MATURITY AS
OF NOVEMBER 30, 1998

                                                        6 MONTHS AGO

Years                          13.3                     13.2


AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF NOVEMBER 30,
1998

                                    6 MONTHS AGO

Years                         6.6   6.5

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION
(MOODY'S RATINGS)

AS OF NOVEMBER 30, 1998
Aaa 56.2%
Aa, A 30.6%
Baa 10.2%
Not Rated 2.3%
Short-term
investments 0.7%
Row: 1, Col: 1, Value: 55.3
Row: 1, Col: 2, Value: 30.6
Row: 1, Col: 3, Value: 10.2
Row: 1, Col: 4, Value: 2.3
Row: 1, Col: 5, Value: 1.4

AS OF MAY 31, 1998
Aaa 50.0%
Aa, A 37.2%
Baa 9.0%
Not Rated 2.0%
Short-term
investments 1.8%
Row: 1, Col: 1, Value: 49.6
Row: 1, Col: 2, Value: 37.2
Row: 1, Col: 3, Value: 9.0
Row: 1, Col: 4, Value: 2.2
Row: 1, Col: 5, Value: 2.0

WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.


INVESTMENTS NOVEMBER 30, 1998

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL BONDS - 99.3%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

ALABAMA - 0.4%

Alabama Bldg. Renovation Fin.     A2        $ 5,000                              $ 5,394
Auth. Rev.  7.45% 9/1/11

Cullman Med. Park South Med.      Baa2       4,000                                4,251
Clinic Board Rev. Rfdg.
(Cullman Reg'l. Med. Ctr.)
Series A, 6.5% 2/15/23

Huntsville Gen. Oblig. Rfdg.      Aa3        2,200                                2,382
Series D,  6% 8/1/08

Mobile Wtr. & Swr.                A          5,100                                5,522
Commissioners Wtr. & Swr.
Rev. Rfdg. 6.5% 1/1/09

                                                                                  17,549

ALASKA - 1.3%

Alaska Student Ln. Corp.
Student Ln. Rev.:

(State Assisted) Series A, 6%     Aaa        2,500                                2,610
7/1/04  (AMBAC Insured)

Series A:

5.15% 7/1/05 (AMBAC Insured)      Aaa        1,500                                1,566

5.55% 7/1/03 (AMBAC Insured)      Aaa        1,300                                1,357

5.65% 7/1/04 (AMBAC Insured)      Aaa        1,300                                1,371

5.9% 7/1/03 (AMBAC Insured)       Aaa        1,070                                1,117

7.3% 7/1/00 (AMBAC Insured)       Aaa        4,600                                4,815

North Slope Borough (Cap.
Appreciation):

Series A:

0% 6/30/01 (MBIA Insured)         Aaa        5,000                                4,542

0% 6/30/01 (MBIA Insured)         Aaa        1,400                                1,272

Series B:

0% 1/1/02 (MBIA Insured)          Aaa        16,000                               14,241

0% 1/1/03 (MBIA Insured)          Aaa        9,675                                8,237

0% 6/30/05 (CGIC Insured)         Aaa        2,500                                1,902
(FSA Insured)

Valdez Marine Term. Rev. Rfdg.:

(BP Pipeline, Inc. Proj.)         Aa2        11,000                               11,110
Series B,  5.5% 10/1/28

(Mobil Oil Co./Alaska             Aa2        7,000                                7,192
Pipeline)  5.75% 11/1/28

                                                                                  61,332

ARIZONA - 1.3%

Arizona Trans. Board Hwy.
Rev. Sub-Series A:

6.25% 7/1/04                      Aa         2,000                                2,134

6.6% 7/1/08 (Pre-Refunded to      Aaa        3,000                                3,261
7/1/01 @ 101.5) (i)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

ARIZONA - CONTINUED

Chandler Gen. Oblig. Rfdg.:

(Cap. Appreciation):

0% 7/1/05 (FGIC Insured)          Aaa       $ 5,700                              $ 4,383

0% 7/1/08 (FGIC Insured)          Aaa        1,700                                1,133

7.375% 7/1/09 (FGIC Insured)      Aaa        1,000                                1,263

Maricopa County School            Aaa        2,660                                2,045
District #1 Rfdg.  (Cap.
Appreciation) (Phoenix
Elementary)  2nd Series, 0%
7/1/05 (MBIA Insured)

Maricopa County Unified           Aaa        3,050                                2,148
School District #69 Rfdg.
(Cap. Appreciation)
(Paradise Valley) 2nd Series
0% 7/1/07 (AMBAC Insured)

Maricopa County Cmnty.            Aa1        19,000                               20,301
College District  Series B,
5.25% 7/1/10

Maricopa County Hosp. Rev.
Rfdg.  (Sun Health Corp.):

5.4% 4/1/05                       Baa1       2,935                                3,062

5.65% 4/1/06                      Baa1       3,625                                3,848

Maricopa County Ind. Dev.         A2         3,345                                3,336
Auth. Health Facilities Rev.
(Catholic Health West Proj.)
Series A,  4% 7/1/02

Maricopa County Ind. Dev.         Aaa        2,000                                2,501
Auth. Hosp. Facilities Rev.
Rfdg. (Samaritan Health
Svcs.) Series A, 7% 12/1/16
(MBIA Insured)

Phoenix Gen. Oblig. Rfdg. 6%      Aa1        1,840                                1,975
7/1/02

Pima County Ctfs. of Prtn.:

4.75% 1/1/04 (MBIA Insured)       Aaa        2,060                                2,139

4.9% 1/1/06 (MBIA Insured)        Aaa        2,000                                2,085

Pima County Unified School        Aaa        2,000                                2,399
District #1  (Tucson Proj.)
Series 1989 G, 8% 7/1/04
(MBIA Insured)

Tucson Gen. Oblig. Rfdg. 7.5%     Aa3        2,525                                2,763
7/1/01

                                                                                  60,776

ARKANSAS - 0.5%

Arkansas Dev. Fin. Auth. Rev.     A          4,500                                4,861
(Cap. Asset)  Series B, 7.1%
3/1/08

Arkansas Gen. Oblig.:

(Cap. Appreciation) (College
Savings Proj.) Series A:

0% 6/1/03                         Aa3        1,280                                1,073

0% 6/1/04                         Aa3        1,110                                889

Series C, 0% 6/1/05               Aa3        2,130                                1,634

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

ARKANSAS - CONTINUED

Little Rock Arpt. Passenger       Aaa       $ 2,465                              $ 2,723
Facilities Charge Rev. 5.65%
5/1/16 (AMBAC Insured) (h)

North Little Rock Elec. Rev.
Rfdg. Series A:

6.15% 7/1/03 (MBIA Insured)       Aaa        3,245                                3,577

6.5% 7/1/10 (MBIA Insured)        Aaa        3,840                                4,530

Pulaski County Health             Aaa        1,750                                2,039
Facilities Board Rev. Rfdg.
(Sisters Charity
Nazareth-Saint Vincents
Infirmary) 6.05% 11/1/09
(MBIA Insured) (Escrowed to
Maturity) (i)

Rogers Sales & Use Tax Rev.       A1         1,580                                1,593
5% 11/1/15

                                                                                  22,919

CALIFORNIA - 8.2%

California Dept. of Wtr.          Aa2        4,000                                3,995
Resources Central Valley
Proj. Rev. (Wtr. Sys.)
Series O, 5% 12/1/22

California Ed. Facilities
Auth. Rev.:

(Stanford Univ.) Series N,        Aaa        10,525                               10,759
5.2% 12/1/27

(Univ. of Southern                Aa2        4,410                                4,457
California) Series C, 5.125%
10/1/28

Rfdg. (Stanford Univ.) Series     Aaa        9,000                                9,126
O,  5.125% 1/1/31

California Gen. Oblig.:

5.25% 10/1/13                     Aa3        5,000                                5,228

5.25% 10/1/17                     Aa3        1,500                                1,541

6% 10/1/09                        Aa3        5,250                                6,054

6.3% 9/1/10                       Aa3        4,000                                4,747

7% 10/1/06                        Aa3        8,975                                10,777

7% 10/1/09                        Aa3        1,000                                1,234

California Hsg. Fin. Agcy.
Rev.:

(Home Mtg. Single Family)         Aa2        187                                  41
Series A,  0% 2/1/15

(Home Mtg.):

Series B, 5.2% 8/1/26 (MBIA       Aaa        3,830                                3,911
Insured) (h)

Series G:

5.9% 2/1/09 (MBIA Insured) (h)    Aaa        1,000                                1,062

5.9% 8/1/09 (MBIA Insured) (h)    Aaa        2,000                                2,123

Series R, 6.15% 8/1/27 (MBIA      Aaa        4,500                                4,763
Insured) (h)

Rfdg. (Home Mtg.) Series A:

5.3% 8/1/14 (MBIA Insured)        Aaa        2,740                                2,759

5.7% 8/1/16 (MBIA Insured)        Aaa        2,825                                2,894

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

California Poll. Cont. Fing.      Baa3      $ 5,235                              $ 5,619
Auth. Resource Recovery Rev.
(Waste Mgmt., Inc.) Series
A, 7.15% 2/1/11 (h)

California Pub. Wks. Board
Lease Rev.:

(Cmnty. College Proj.) Series     A          5,000                                5,636
A, 6% 10/1/14 (Pre-Refunded
to 10/1/04 @ 102) (i)

(Dept. of Corrections State       A1         1,500                                1,535
Prison D-Susanville) Series
D 5.375% 6/1/18

(Dept. of Corrections State       A1         2,500                                2,722
Prison, Medera) Series E,
5.5% 6/1/15

(Substance Abuse Treatment        Aaa        3,750                                4,034
Facilities Corcoran II)
Series A, 5.5% 1/1/14 (AMBAC
Insured)

(Various California Univ.         A1         7,500                                7,770
Proj.) Series A, 5.25%
12/1/13

(Various Comnty. College          A1         2,415                                2,607
Proj.) Series A,  5.5%
12/1/08

Rfdg.:

(California Cmnty. Colleges)
Series D:

5.375% 3/1/11                     A          3,000                                3,200

5.375% 3/1/12                     A          1,500                                1,588

(California Univ. Proj.)          A1         5,755                                6,191
Series A,  5.5% 10/1/13

(Dept. of Corrections State       A1         2,500                                2,646
Prison, Montery County)
Series D, 5.375% 11/1/13

(Dept. of Corrections State       Aaa        1,450                                1,482
Prisons) Series A, 5%
12/1/19 (AMBAC Insured)

(State Archives Bldg.             A1         5,000                                5,418
Complex) Series A, 5.375%
12/1/10

California Rural Home Mtg.        Aaa        15,500                               15,717
Fin. Auth. Lease Rev. (Rural
Lease Purp.) Series A, 4.45%
8/1/01 (MBIA Insured)

California Statewide Cmntys.
Dev. Auth.  Ctfs. of Prtn.:

(J. Paul Getty Trust) 5%          Aaa        3,695                                3,690
10/1/23

(Sisters Charity Leavenworth)     Aa3        2,750                                2,763
5% 12/1/14

Castaic Lake Wtr. Agcy. Ctfs.
of Prtn. Rfdg.  (Wtr. Sys.
Impt. Proj.) Series A:

7% 8/1/11 (MBIA Insured)          Aaa        1,475                                1,847

7.25% 8/1/09 (MBIA Insured)       Aaa        1,800                                2,264

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Chino Basin Reg'l. Fing.          Aaa       $ 2,245                              $ 2,776
Auth. Rev. Rfdg.  (Muni.
Wtr. District Swr. Sys.
Proj.) 7% 8/1/09 (AMBAC
Insured)

Compton Comnty. Redev. Agcy.      Aaa        4,000                                4,631
Rfdg. (Tax
Allocation-Compton Redev.)
Series A, 6.5% 8/1/13 (CGIC
Insured) (FSA Insured)

Duarte Gen. Oblig. Ctfs. of       Baa1       22,250                               23,516
Prtn. (City of Hope Med.
Ctr.) 6.25% 4/1/23

Foothill/Eastern Trans.           Baa3       8,000                                6,355
Corridor Agcy. Toll Road
Rev. (Cap. Appreciation)
Series A, 0% 1/1/08 (b)

La Quinta Redev. Agcy. Tax.       Aaa        470                                  611
Allocation Rfdg. (Redev.
Proj. Area #1) 7.3% 9/1/12
(MBIA Insured)

Long Beach Hbr. Dept.:

Rfdg. Series A, 6% 5/15/13        Aaa        6,700                                7,697
(FGIC Insured) (h)

5.125% 5/15/18 (h)                Aa3        5,000                                5,029

6% 5/15/06 (MBIA Insured) (h)     Aaa        3,000                                3,392

8% 5/15/04 (MBIA Insured) (h)     Aaa        6,305                                7,548

8.5% 5/15/03 (MBIA Insured)       Aaa        6,235                                7,411
(h)

Los Angeles County Pub. Works     Aaa        6,000                                6,154
Fing. Auth. Lease Rev.
(Multiple Cap. Facilities
Proj. #4) 4.75% 12/1/10
(MBIA Insured)

Los Angeles County
Metropolitan Trans.  Auth.
Rev.:

(Proposition A) 1st Tier Sr.      Aaa        2,245                                2,502
Series A,  5.9% 7/1/14 (MBIA
Insured)

Rfdg.:

(Gen. Union Station) Series       Aaa        4,355                                4,574
A, 5.2% 7/1/12 (FSA Insured)

(Proposition A) 2nd Tier,         Aaa        3,380                                3,671
5.625% 7/1/13 (MBIA Insured)

M-S-R Pub. Pwr. Agcy. Rev.        Aaa        1,685                                1,836
(San Juan Proj.) Series E,
6.5% 7/1/05 (MBIA Insured)

Metropolitan Wtr. District        Aa2        13,430                               13,413
Southern California Wtrwks.
Rev. Series A, 5% 7/1/26

Modesto Irrigation District       Aaa        4,390                                5,982
Elec. Rev. Series A, 9.625%
1/1/11 (Escrowed to
Maturity) (i)

Northern California Pwr.
Agcy. Pub. Pwr. Rev. Rfdg.
(Geothermal Proj. #3) Series
A:

5.8% 7/1/09 (AMBAC Insured)       Aaa        6,000                                6,800

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Northern California Pwr.
Agcy. Pub. Pwr. Rev. Rfdg.
(Geothermal Proj. #3) Series
A: - continued

5.85% 7/1/10 (AMBAC Insured)      Aaa       $ 4,000                              $ 4,575

Placer County Wtr. Agcy. Rev.
(Middle Fork Proj.) Series A:

3.75% 7/1/12                      A+         7,820                                7,187

3.75% 1/1/13                      A+         1,500                                1,338

Pleasant Hill Joint Powers        Aaa        1,490                                1,532
Fing. Auth. Lease Rev. (Cap.
Impt. Prog.) Series A, 5%
12/1/12 (MBIA Insured)

Sacramento Cogeneration Auth.
Cogeneration Proj. Rev.
(Procter & Gamble Proj.):

6.375% 7/1/10                     BBB-       700                                  781

6.375% 7/1/10 (Pre-Refunded       BBB-       800                                  924
to  7/1/05 @ 102) (i)

Sacramento Pwr. Auth.
Cogeneration Proj. Rev.:

6.5% 7/1/07                       BBB-       1,000                                1,151

6.5% 7/1/09                       BBB-       2,200                                2,489

San Francisco City & County       Aaa        10,000                               10,929
Swr. Rev. Rfdg. 5.9% 10/1/08
(AMBAC Insured)

San Francisco Bldg. Auth.         A1         5,500                                5,745
Lease Rev. (Dept. Gen. Svcs.
Lease) Series A, 5% 10/1/13

San Francisco City & County
Arpt. Commision Int'l. Arpt.
Rev.:

2nd Series, Issue 10 A:

5.5% 5/1/13 (MBIA Insured) (h)    Aaa        5,955                                6,367

5.55% 5/1/14 (MBIA Insured)       Aaa        5,875                                6,285
(h)

2nd Series, Issue 15 A, 4.6%      Aaa        4,215                                4,246
5/1/11  (FSA Insured) (h)

Rfdg. 2nd Series Issue 2,         Aaa        1,000                                1,134
6.75% 5/1/13 (MBIA Insured)

San Francisco City & County       Aaa        3,960                                4,398
Gen. Oblig. Rfdg. Series 1,
5.5% 6/15/09 (FGIC Insured)

Santa Clara County Fing.          Aaa        1,000                                1,291
Auth. Lease Rev. (VMC
Replacement Proj.) Series A,
7.75% 11/15/08 (AMBAC
Insured)

Santa Clara Redev. Agcy. Tax      Aaa        4,000                                4,910
Allocation Rfdg. (Bayshore
North Proj.) 7% 7/1/10
(AMBAC Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Santa Margarita/Dana Point        Aaa       $ 1,045                              $ 1,330
Auth. Rev. (Impt. Dists.
1&2-2A&8) Series A, 7.25%
8/1/10 (MBIA Insured)

Santa Rosa Wastewtr. Rev.         Aaa        3,900                                3,853
(Rfdg. & SubReg'l. Wastewtr.
Proj.) Series A, 4.75%
9/1/16 (FGIC Insured)

South Orange County Pub.
Fing. Auth. Spl.  Tax Rev.:

(Foothill Area) Series C:

7.5% 8/15/06 (FGIC Insured)       Aaa        8,140                                10,019

8% 8/15/08 (FGIC Insured)         Aaa        2,500                                3,261

(Senior Lien) Series A, 7%        Aaa        3,490                                4,375
9/1/11  (MBIA Insured)

Southern California Pub. Pwr.     Aaa        7,145                                7,412
Auth. Pwr. Proj. Rev. Rfdg.
(Palo Verde Proj.) Series A,
 5% 7/1/02 (FSA Insured) (c)

Upland Gen. Oblig. Rfdg. (San     A          4,000                                4,138
Antonio  Comnty. Hosp.)
5.25% 1/1/08

West & Central Basin Fing.
Auth. Rev.:

(West Basin Rfdg. Proj.)          Aaa        5,750                                5,873
Series A, 5% 8/1/13 (AMBAC
Insured)

Series C, 5.25% 8/1/08 (AMBAC     Aaa        6,100                                6,499
Insured)

                                                                                  378,140

COLORADO - 4.2%

Adams County School District      Aaa        1,000                                1,091
#12 Rfdg. 6.2% 12/15/10
(FGIC Insured)

Arapaho County Cap. Impt.
Trust Fund Hwy. Rev. (Cap.
Appreciation):

Series C:

0% 8/31/15 (Pre-Refunded to       Aaa        16,000                               5,916
8/31/05 @ 48.6181) (i)

0% 8/31/26 (Pre-Refunded to       Aaa        242,300                              38,446
8/31/05 @ 20.862) (i)

Series E 470, 0% 8/31/10          Aaa        15,000                               8,151
(Pre-Refunded to 8/31/05 @
71.4501) (i)

Aurora Gen. Oblig. Rfdg.          A1         3,040                                3,033
4.75% 11/1/14

Colorado Health Facilities
Auth. Rev.:

(Swedish Med. Ctr.) Series A,     Aaa        1,000                                1,086
7.25% 10/1/08 (Pre-Refunded
to 10/1/00 @ 102) (i)

Rfdg. (Rocky Mountain
Adventist):

6.25% 2/1/04                      Baa2       2,500                                2,638

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

COLORADO - CONTINUED

Colorado Health Facilities
Auth. Rev.: - continued

Rfdg. (Rocky Mountain
Adventist):

6.625% 2/1/13                     Baa2      $ 23,100                             $ 24,649

6.625% 2/1/22                     Baa2       8,600                                9,177

Colorado Springs Arpt. Rev.
(Cap. Appreciation) Series C:

0% 1/1/02 (MBIA Insured)          Aaa        1,550                                1,383

0% 1/1/04 (MBIA Insured)          Aaa        1,530                                1,253

0% 1/1/06 (MBIA Insured)          Aaa        250                                  188

0% 1/1/09 (MBIA Insured)          Aaa        1,655                                1,070

0% 1/1/10 (MBIA Insured)          Aaa        1,500                                918

Colorado Univ. Co. Hosp.          Aaa        1,000                                1,110
Auth. Rev. Series A, 6.25%
11/15/12 (AMBAC Insured)
(Pre-Refunded to 11/15/02 @
102) (i)

Colorado Univ. Rev.               A2         5,725                                6,399
(Biomedical Research Bldg.
Proj.) 7% 6/1/09

Denver City & County Arpt.
Rev.:

(Cap. Appreciation):

Series A:

0% 11/15/02 (MBIA Insured) (h)    Aaa        4,900                                4,199

0% 11/15/05 (MBIA Insured) (h)    Aaa        4,480                                3,357

Series D:

0% 11/15/03 (MBIA Insured) (h)    Aaa        5,000                                4,098

0% 11/15/04 (MBIA Insured) (h)    Aaa        7,500                                5,868

0% 11/15/05 (MBIA Insured) (h)    Aaa        3,000                                2,248

(Unrefunded Balance):

Series A, 8.75% 11/15/23          Baa1       10,000                               11,337

Series B, 7.25% 11/15/23 (h)      Baa1       1,870                                2,061

Rfdg. Series E, 5.5% 11/15/25     Aaa        3,000                                3,149
 (MBIA Insured)

Series A:

7% 11/15/99 (h)                   Baa1       6,750                                6,953

8.5% 11/15/23 (h)                 Baa1       15,080                               16,500

Series C:

6.5% 11/15/06 (h)                 Baa1       4,075                                4,407

6.55% 11/15/02 (h)                Baa1       4,000                                4,301

Series D:

7% 11/15/25 (h)                   Baa1       6,980                                7,441

7.4% 11/15/01 (h)                 Baa1       3,000                                3,245

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

COLORADO - CONTINUED

El Paso County School             Aaa       $ 2,600                              $ 1,744
District #20 Rfdg.  (Cap.
Appreciation) Series A, 0%
6/15/08 (AMBAC Insured)

Highlands Ranch Metro.
District #2 Rfdg.:

6.5% 6/15/10 (CGIC Insured)       Aaa        1,000                                1,194
(FSA Insured)

6.5% 6/15/12 (CGIC Insured)       Aaa        1,000                                1,204
(FSA Insured)

Jefferson County Ctfs. of         Aaa        3,000                                3,315
Prtn. Rfdg. 6.65% 12/1/08
(MBIA Insured) (d)

                                                                                  193,129

CONNECTICUT - 0.3%

Connecticut Health & Edl.
Facilities Auth. Rev.:

(New Britain Memorial Hosp.)      -          3,985                                4,437
Series A, 7.5% 7/1/06
(Pre-Refunded to 7/1/02 @
102) (i)

Rfdg.:

(Quinnipiac College) Series       BBB-       1,250                                1,287
D, 6% 7/1/13

(Saint Raphael Hosp.) Series H:

5.25% 7/1/12 (AMBAC Insured)      Aaa        3,035                                3,264

5.3% 7/1/10 (AMBAC Insured)       Aaa        2,990                                3,245

Connecticut Resource Recovery     Aaa        2,100                                2,263
Auth. Rfdg. (Mid Connecticut
Sys.) Series A, 5.375%
11/15/10 (MBIA Insured)

Eastern Connecticut Resource      BBB+       900                                  916
Recovery Auth. Solid Waste
Rev. (Wheelabrator Lisbon
Proj.) Series A, 5% 1/1/04
(h)

                                                                                  15,412

DISTRICT OF COLUMBIA - 2.5%

District of Columbia Gen.
Oblig.:

Rfdg.:

Series A 1:

6% 6/1/11 (MBIA Insured)          Aaa        2,850                                3,217

6% 6/1/11 (MBIA Insured)          Aaa        150                                  171
(Escrowed to Maturity) (i)

Series A 3:

5.3% 6/1/04 (AMBAC Insured)       Aaa        3,250                                3,444

5.3% 6/1/04 (AMBAC Insured)       Aaa        160                                  170
(Escrowed to Maturity) (i)

5.4% 6/1/05 (AMBAC Insured)       Aaa        2,775                                2,959

5.4% 6/1/05 (AMBAC Insured)       Aaa        135                                  145
(Escrowed to Maturity) (i)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

DISTRICT OF COLUMBIA -
CONTINUED

District of Columbia Gen.
Oblig.: - continued

Rfdg.:

Series A:

5.625% 6/1/02 (MBIA Insured)      Aaa       $ 1,390                              $ 1,468

5.625% 6/1/02 (MBIA Insured)      Aaa        110                                  117
(Escrowed to Maturity) (i)

5.875% 6/1/05 (AMBAC Insured)     Aaa        3,600                                3,935

5.875% 6/1/05 (AMBAC Insured)     Aaa        285                                  314
(Escrowed to Maturity) (i)

5.875% 6/1/05 (MBIA Insured)      Aaa        2,780                                3,039

5.875% 6/1/05 (MBIA Insured)      Aaa        220                                  242
(Escrowed to Maturity) (i)

6% 6/1/05 (AMBAC Insured)         Aaa        3,695                                4,065

Series B 3, 5.3% 6/1/05 (MBIA     Aaa        5,000                                5,304
Insured)

Series B:

5% 6/1/06 (MBIA Insured)          Aaa        12,225                               12,793

5.25% 6/1/07 (MBIA Insured)       Aaa        15,000                               15,986

Series C:

5.25% 12/1/03 (FGIC Insured)      Aaa        1,910                                2,019

5.25% 12/1/03 (FGIC Insured)      Aaa        260                                  275
(Escrowed to Maturity) (i)

Series A, 5% 6/1/06 (MBIA         Aaa        7,400                                7,744
Insured)

Series E:

5% 6/1/04 (FGIC Insured)          Aaa        965                                  1,009

5% 6/1/04 (FGIC Insured)          Aaa        35                                   37
(Pre-Refunded to 6/1/03 @
102) (i)

District of Columbia Hosp.        -          11,815                               12,759
Rev. (Hosp. for Sick
Children) Series A, 8.875%
1/1/21

District of Columbia Redev.
Land Agcy. Washington D.C.
Sports Arena Spl. Tax Rev.:

5.4% 11/1/00                      Baa        1,000                                1,022

5.625% 11/1/10                    Baa        9,480                                9,873

District of Columbia Rev.
Rfdg. (Georgetown Univ.)
Series A:

5.95% 4/1/14 (MBIA Insured)       Aaa        2,000                                2,230

6% 4/1/18 (MBIA Insured)          Aaa        13,835                               15,331

Metropolitan Washington Arpt.     Aaa        3,000                                3,221
Gen. Aprt. Rev. Series A,
7.25% 10/1/10 (FGIC Insured)
(h)

Washington D.C. Metropolitan      Aaa        3,800                                3,894
Area Trans. Auth. Gross Rev.
Rfdg. 5.25% 7/1/14 (FGIC
Insured)

                                                                                  116,783

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

FLORIDA - 2.3%

Broward County Resource           A3        $ 15,180                             $ 16,138
Recovery Rev. (SES Broward
Co. LP South Proj.) 7.95%
12/1/08

Dade County Aviation Rev.         Aaa        3,750                                4,114
(Miami Int'l Arpt.) Series
B, 6% 10/1/24 (MBIA Insured)
(h)

Dade County School District       Aaa        8,000                                8,708
Series 1995, 5.5% 8/1/12
(MBIA Insured) (Pre-Refunded
to 8/1/04 @ 101) (i)

Dade County Wtr. & Swr. Sys.      Aaa        4,755                                4,986
Rev. 5.5% 10/1/25 (FGIC
Insured)

Florida Div. Board Fin. Dept.     Aaa        4,750                                5,194
Gen. Svcs. Rev. (Dept. of
Natural
Resources-Preservation 2000)
Series A, 6.25% 7/1/10 (MBIA
Insured) (Pre-Refunded to
7/1/02 @ 101) (i)

Florida Gen. Oblig. Rfdg.         Aa2        4,355                                4,541
(Sr. Lien-Jacksonville
Trans.) 5% 7/1/11

Florida Muni. Pwr. Agcy. Rev.     Aaa        3,000                                2,875
Rfdg. (Stanton II Proj.)
4.5% 10/1/16 (AMBAC Insured)

Jacksonville Elec. Auth. Rev.:

(1st Installment) 6% 7/1/01       Aaa        3,080                                3,171
(Escrowed to Maturity) (i)

(3rd Installment) Series 73,      Aaa        3,000                                3,504
6.8% 7/1/12 (Escrowed to
Maturity) (i)

Rfdg. (St. Johns River Pwr.       Aa2        4,535                                4,757
Park Sys.)  5.375% 10/1/16

Jacksonville Health               Baa1       2,000                                2,199
Facilities Auth. Ind. Dev.
Rev. Rfdg. (Cypress Village
Proj./Nat'l. Benevolent
Assoc.) 7% 12/1/22

Jacksonville Port Auth. Rev.
Rfdg.:

5.5% 11/1/06 (MBIA Insured)       Aaa        9,595                                10,196
(h)

5.75% 11/1/09 (MBIA Insured)      Aaa        1,000                                1,116
(h)

Lakeland Elec. & Wtr. Rev.        Aaa        5,000                                5,766
Rfdg. (Junior  Sub-Lien)
6.5% 10/1/05 (FGIC Insured)

Orange County Tourist Dev.        Aaa        5,000                                5,552
Tax Rev. Rfdg.  Series A,
6.5% 10/1/10 (AMBAC Insured)

Orlando Util. Commission Wtr.     Aa2        5,465                                5,504
& Elec. Rev. Series B, 5.25%
10/1/23

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

FLORIDA - CONTINUED

Pasco County Solid Waste
Disp. & Resource Recovery
Sys. Rev.:

Rfdg. 6% 4/1/09 (AMBAC            Aaa       $ 8,090                              $ 9,130
Insured) (h)

6% 4/1/08 (AMBAC Insured) (h)     Aaa        5,000                                5,629

Pinellas County Resource          Aaa        4,010                                4,277
Recovery Rev.  5.25% 10/1/05
(MBIA Insured) (h)

                                                                                  107,357

GEORGIA - 1.9%

Atlanta Wtr. & Swr. Rev.          Aaa        30,775                               31,265
5.25% 1/1/27  (FGIC Insured)

Atlanta Arpt. Facilities Rev.     Aaa        16,820                               18,832
Rfdg. 6.25% 1/1/05 (AMBAC
Insured)

Atlanta Downtown Dev. Auth.
Rev. Rfdg. (Underground
Atlanta Proj.):

6.25% 10/1/12                     Aa3        3,750                                4,055

6.25% 10/1/16                     Aa3        3,000                                3,234

Fulton County School Dist         Aa2        4,500                                5,309
Rfdg. 6.375% 5/1/14

Fulton County Wtr. & Swr.
Rev. Rfdg.:

6.125% 1/1/05 (FGIC Insured)      Aaa        3,750                                4,173

6.375% 1/1/14 (FGIC Insured)      Aaa        140                                  164

6.375% 1/1/14 (FGIC Insured)      Aaa        4,360                                5,126
(Escrowed to Maturity) (i)

Georgia Gen. Oblig. Series B:

6.1% 3/1/05                       Aaa        2,000                                2,244

7.2% 3/1/05                       Aaa        3,000                                3,538

Georgia Muni. Elec. Auth.
Pwr. Rev.:

Rfdg. Series Z, 5.5% 1/1/12       A          2,000                                2,152

Series B, 6.2% 1/1/10 (AMBAC      Aaa        5,000                                5,790
Insured)

                                                                                  85,882

HAWAII - 0.6%

Hawaii Arpt. Sys. Rev. 2nd
Series:

7.5% 7/1/05 (FGIC Insured) (h)    Aaa        1,000                                1,072

7.5% 7/1/20 (FGIC Insured) (h)    Aaa        1,500                                1,612

Hawaii Gen. Oblig.:

Series CM, 5.5% 12/1/02 (FGIC     Aaa        2,625                                2,783
Insured)

6% 9/1/02                         A1         5,555                                5,949

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

HAWAII - CONTINUED

Hawaii Hsg. Fin. & Dev. Corp.     Aa1       $ 7,000                              $ 7,045
Single Family Mtg. Rev.
Series A, 4.9% 7/1/28 (h)

Honolulu City & County Rfdg.      Aaa        7,135                                7,680
Series C,  5.5% 11/1/04
(FGIC Insured)

                                                                                  26,141

IDAHO - 0.1%

Boise Urban Renewal Agcy.         BBB+       1,230                                1,248
Parking Rev.  Series A B C,
8.125% 9/1/15

Idaho Falls Rfdg.:

0% 4/1/06 (FGIC Insured)          Aaa        2,000                                1,493

0% 4/1/07 (FGIC Insured)          Aaa        2,500                                1,786

0% 4/1/13 (FGIC Insured)          Aaa        1,500                                778

                                                                                  5,305

ILLINOIS - 6.5%

Chicago Residential Mtg. Rev.     Aaa        6,840                                3,237
Rfdg. (Cap. Appreciation)
Series B, 0% 10/1/09  (MBIA
Insured)

Chicago Board of Ed. (Chicago
School Reform):

5.75% 12/1/20 (AMBAC Insured)     Aaa        3,480                                3,706

5.75% 12/1/27 (AMBAC Insured)     Aaa        20,000                               21,495

6.25% 12/1/11 (MBIA Insured)      Aaa        1,000                                1,166

Chicago Gen. Oblig.:

Rfdg.:

Series A 2:

6.125% 1/1/12 (AMBAC Insured)     Aaa        10,000                               11,495

6.25% 1/1/15 (AMBAC Insured)      Aaa        4,885                                5,684

Series B:

5% 1/1/11 (AMBAC Insured)         Aaa        2,200                                2,293

5.125% 1/1/15 (AMBAC Insured)     Aaa        2,250                                2,336

Series 1993, 5.25% 1/1/18         Aaa        6,200                                6,250
(FGIC Insured)

Chicago Midway Arpt. Rev.:

Series A, 5.5% 1/1/29 (MBIA       Aaa        24,775                               25,926
Insured)

Series B:

5.25% 1/1/13 (MBIA Insured)       Aaa        2,910                                3,010
(h)

5.25% 1/1/14 (MBIA Insured)       Aaa        3,060                                3,143
(h)

6% 1/1/05 (MBIA Insured) (h)      Aaa        1,360                                1,491

6% 1/1/08 (MBIA Insured) (h)      Aaa        2,170                                2,405

6% 1/1/10 (MBIA Insured) (h)      Aaa        2,435                                2,675

6.125% 1/1/11 (MBIA Insured)      Aaa        2,580                                2,856
(h)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

ILLINOIS - CONTINUED

Chicago Motor Fuel Tax Rfdg.      Aaa       $ 4,000                              $ 4,244
Series A,  5.375% 1/1/14
(AMBAC Insured)

Chicago O'Hare Int'l. Arpt.
Rev.:

(Passenger Facility Charge)       Aaa        4,500                                4,846
Series A,  5.6% 1/1/10
(AMBAC Insured)

Rfdg. (Gen. Arpt. 2nd Lien)
Series A:

5.5% 1/1/16 (AMBAC Insured)       Aaa        10,000                               10,403
(h)

6.25% 1/1/09 (AMBAC Insured)      Aaa        6,730                                7,562
(h)

6.375% 1/1/12 (MBIA Insured)      Aaa        4,000                                4,501

6.375% 1/1/15 (MBIA Insured)      Aaa        14,900                               16,639

Chicago O'Hare Int'l. Arpt.
Spl. Facilities Rev.:

(American Airlines, Inc.          Baa1       4,720                                5,081
Proj.) Series A, 7.875%
11/1/25 (h)

(United Airlines, Inc.) 8.25%     Baa2       1,025                                1,040
5/1/99 (h)

Rfdg. (Int'l. Term.) Series       A          4,500                                4,775
A, 7.5% 1/1/17 (MBIA
Insured) (h)

Chicago Park District Rfdg.       Aaa        4,380                                5,040
6.25% 1/1/09  (FGIC Insured)

Chicago Wastewtr.                 Aaa        4,500                                4,819
Transmission Rev. Rfdg.
5.375% 1/1/13 (FGIC Insured)

Chicago Wtr. Rev. Rfdg. (Cap.     Aaa        1,960                                1,756
Appreciation)  0% 11/1/01
(FGIC Insured)

Cooke & Will Counties 2           Aaa        2,350                                1,928
Township High School Dist
#206 (Cap. Appreciation)
Series A,  0% 12/1/03 (AMBAC
Insured)  (Escrowed to
Maturity) (i)

De Kalb Single Family Mtg.        Aaa        1,225                                1,340
Rev. Series A, 7.45%
12/1/09, LOC Govt. Nat'l.
Mortgage Assoc. (h)

Illinois Dedicated Tax Rev.
(Civic Ctr.) Series A:

7% 12/15/13 (AMBAC Insured)       Aaa        1,805                                1,950

7% 12/15/13 (AMBAC Insured)       Aaa        695                                  756
(Pre-Refunded to 12/15/00 @
102) (i)

Illinois Dev. Fin. Auth.          Aaa        7,000                                8,028
Poll. Cont. Rev. Rfdg.
(Commerce Edison Co. Proj.)
Series D,  6.75% 3/1/15
(AMBAC Insured)

Illinois Health Facilities
Auth. Rev.:

(GlenOaks Med. Ctr.) Series       Baa        3,265                                3,651
D, 9.5% 11/15/15 (Escrowed
to Maturity) (i)

(Memorial Hosp.):

6.875% 5/1/00 (Escrowed to        -          600                                  615
Maturity) (i)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

ILLINOIS - CONTINUED

Illinois Health Facilities
Auth. Rev.: - continued

(Memorial Hosp.):

7.125% 5/1/10 (Pre-Refunded       -         $ 4,000                              $ 4,499
to  5/1/02 @ 102) (i)

(Methodist Health Svcs. Co.)      Aaa        7,000                                7,636
6.903% 5/18/21 (AMBAC
Insured) (Pre-Refunded to
5/8/01 @ 102) (i)

Rfdg.:

(Lutheran Gen. Health Care
Sys.) Series C:

6% 4/1/18                         A1         3,000                                3,294

7% 4/1/14                         A1         1,500                                1,813

(OSF Healthcare Sys.) 6%          A2         7,000                                7,487
11/15/13

(Swedish American Hosp.)          Aaa        3,000                                3,113
5.375% 11/15/13 (AMBAC
Insured)

Illinois Reg'l. Trans. Auth.:

Series A, 8% 6/1/17 (AMBAC        Aaa        4,500                                6,178
Insured)

Series C, 7.75% 6/1/13 (FGIC      Aaa        2,045                                2,703
Insured)

Series D:

7.75% 6/1/04 (FGIC Insured)       Aaa        1,115                                1,314

7.75% 6/1/05 (FGIC Insured)       Aaa        2,405                                2,890

Lake County Forest
Preservation District  (Cap.
Appreciation):

0% 12/1/07                        Aa2        10,440                               7,158

0% 12/1/08                        Aa2        12,505                               8,214

Metropolitan Pier &
Exposition Auth. Dedicated
Tax Rev.:

(Cap. Appreciation):

Series A:

0% 6/15/09                        Aaa        14,850                               9,246

0% 6/15/09 (FGIC Insured)         Aaa        2,325                                1,470
(Escrowed to Maturity) (i)

0% 6/15/00 (AMBAC Insured)        Aaa        2,700                                2,561

(McCormick Place Expansion
Proj.)  (Cap. Appreciation)
Series A:

0% 6/15/12 (FGIC Insured) (b)     Aaa        250                                  221

0% 6/15/12 (FGIC Insured)         Aaa        11,570                               10,479
(Pre-Refunded to 6/15/03 @
102) (b)(i)

(McCormick Place Expansion        Aaa        14,450                               15,276
Proj.) Series A, 5.25%
12/15/10 (AMBAC Insured)

(McCormick Place Expansion
Proj.) (Cap. Appreciation)
Series A:

0% 6/15/10 (FGIC Insured)         Aaa        17,000                               10,006

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

ILLINOIS - CONTINUED

Metropolitan Pier &
Exposition Auth. Dedicated
Tax Rev.: - continued

(McCormick Place Expansion
Proj.) (Cap. Appreciation)
Series A:

0% 6/15/15 (FGIC Insured)         Aaa       $ 3,100                              $ 1,375

Rfdg. (McCormick Place            Aaa        7,155                                4,712
Expansion Proj.)  (Cap.
Appreciation) Series A, 0%
6/15/08 (MBIA Insured)

Northern Illinois Univ. Revs.     Aaa        1,000                                1,063
(Auxiliary Facilities Sys.)
6% 4/1/02 (FGIC Insured)

                                                                                  300,850

INDIANA - 0.4%

Indiana Bond Bank Rev. (State     AAA        2,000                                2,327
Revolving Fund Prog.) Series
A, 7% 2/1/05

Indiana Health Facilities
Fing. Auth. Hosp.  Rev. Rfdg.:

(Clarian Health Partners,         Aa3        4,000                                4,117
Inc.) Series A,  5.5% 2/15/16

(Columbus Reg'l. Hosp.) 7%        Aaa        2,500                                3,087
8/15/15  (CGIC Insured) (FSA
Insured)

Indianapolis Arpt. Auth. Rev.     Aaa        1,000                                1,062
Rfdg. Series A, 5.6% 7/1/15
(FGIC Insured)

Indianapolis Ind. Econ. Dev.      Baa1       3,000                                3,331
Rev. Rfdg.  (Nat'l.
Benevolent Assoc.) 7.625%
10/1/22

Jasper County Poll. Cont.         Aaa        2,000                                2,172
Rev. Rfdg.  (Northern
Indiana Pub. Svc.) 7.1%
7/1/17 (MBIA Insured)

                                                                                  16,096

KANSAS - 0.6%

Johnson County Unified School
District #512 (Shawnee
Mission):

8% 10/1/03                        Aa1        1,015                                1,195

8% 10/1/04                        Aa1        1,225                                1,474

8% 10/1/05                        Aa1        1,250                                1,542

Kansas City Util. Sys. Rev.
(Cap. Appreciation):

0% 3/1/09 (AMBAC Insured)         Aaa        3,975                                2,522
(Escrowed to Maturity) (i)

0% 9/1/10 (AMBAC Insured)         Aaa        2,865                                1,703

0% 9/1/10 (AMBAC Insured)         Aaa        3,825                                2,243
(Escrowed to Maturity) (i)

Kansas Dept. Trans. Hwy. Rev.     Aa         4,750                                5,578
7.25% 3/1/05

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

KANSAS - CONTINUED

Kansas Tpk. Auth. Tpk. Rev.
Rfdg.:

5.25% 9/1/01 (AMBAC Insured)      Aaa       $ 2,000                              $ 2,085

5.25% 9/1/02 (AMBAC Insured)      Aaa        1,750                                1,840

Wichita Hosp. Rev. Series         Aaa        6,000                                6,531
III-A, 6.465% 10/20/17 (MBIA
Insured)

                                                                                  26,713

KENTUCKY - 0.8%

Jefferson County Cap. Projs.      A1         5,250                                2,879
Corp. Rev.  (Cap.
Appreciation) Series A, 0%
8/15/11

Jefferson County Hosp. Rev.       Aaa        4,000                                4,382
(Alliant Health  Sys. Proj.)
6.367% 10/9/08 (MBIA Insured)

Kenton County Arpt. Board
Arpt. Rev.:

(Spl. Facilities Delta            Baa3       5,100                                5,560
Airlines, Inc. Proj.)
Series A, 7.5% 2/1/20 (h)

Rfdg. (Cincinnati/Northern        Aaa        1,480                                1,588
Kentucky Int'l. Arpt.) 5.65%
3/1/04 (MBIA Insured) (h)

Kentucky Tpk. Auth. Econ.         Aaa        7,760                                6,926
Dev. Road Rev.  Rfdg. (Cap.
Appreciation) 0% 1/1/02
(FGIC Insured)

Owensboro Elec. Lt. & Pwr.
Rev. Series B:

0% 1/1/07 (AMBAC Insured)         Aaa        10,000                               7,181

0% 1/1/08 (AMBAC Insured)         Aaa        600                                  410

0% 1/1/09 (AMBAC Insured)         Aaa        2,000                                1,289

0% 1/1/10 (AMBAC Insured)         Aaa        8,440                                5,150

                                                                                  35,365

LOUISIANA - 0.6%

Louisiana Gen. Oblig.:

Rfdg. Series A, 6% 8/1/02         Aaa        1,000                                1,073
(FGIC Insured)

Series A, 6.75% 5/15/04 (MBIA     Aaa        5,865                                6,640
Insured)

Louisiana Offshore Term.          Baa1       1,205                                1,309
Auth. Rev. Series E, 7.6%
9/1/10 (Pre-Refunded to
9/1/00 @ 102) (i)

Monroe-West Monroe Pub. Trust     AA-        9,000                                4,073
Fing. Auth. Mtg. Rev. Rfdg.
(Cap. Appreciation) Series
C,  0% 8/20/14

New Orleans Gen. Oblig.:

Pub. Impt. 7% 9/1/19 (FGIC        Aaa        1,000                                1,112
Insured) (Pre-Refunded to
9/1/02 @ 100) (i)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

LOUISIANA - CONTINUED

New Orleans Gen. Oblig.: -
continued

Rfdg.:

(Cap. Appreciation):

0% 9/1/08 (AMBAC Insured)         Aaa       $ 10,000                             $ 6,537

0% 9/1/09 (AMBAC Insured)         Aaa        3,000                                1,858

6.5% 10/1/03 (AMBAC Insured)      Aaa        1,500                                1,668

Saint John Baptist Parish         Baa        2,700                                2,866
Sales Tax District Rfdg.
Series 1989, 7.8% 12/1/14

                                                                                  27,136

MARYLAND - 1.1%

Baltimore Consolidated Pub.
Impt. Rfdg.  Series A:

7.25% 10/15/04 (FGIC Insured)     Aaa        1,545                                1,808

7.25% 10/15/05 (FGIC Insured)     Aaa        5,100                                6,070

Baltimore County Gen. Oblig.      Aaa        3,140                                3,278
Rfdg. 5.125% 8/1/14

Howard County Mtg. Rev.           Aaa        250                                  265
(Heartland Elderly Apts.
Proj.) 8.875% 12/1/10 (MBIA
Insured)

Maryland Cmnty. Dev.              Aa2        2,500                                2,546
Administration Hsg. Dept. &
Cmnty. Dev. Rfdg.
(Residential) Series B,
5.05% 9/1/19 (h)

Maryland Gen. Oblig. 2nd
Series:

5% 7/15/05                        Aaa        6,605                                7,025

5% 7/15/06                        Aaa        3,000                                3,202

Maryland Health & Higher Edl.
Facilities Auth. Rev.:

(Good Samaritian Hosp.):

5.75% 7/1/13 (AMBAC Insured)      Aaa        995                                  1,115

5.75% 7/1/13 (Escrowed to         A1         1,605                                1,768
Maturity) (i)

Rfdg. (John Hopkins Univ.):

5.125% 7/1/20                     Aa2        5,000                                5,083

5.25% 7/1/16                      Aa2        3,000                                3,093

5.25% 7/1/17                      Aa2        3,000                                3,080

Montgomery County                 Aaa        2,775                                3,015
Consolidated Pub. Impt.
Unltd. Tax Gen. Oblig.
(Consolidated Pub. Impt.)
Series A, 5.6% 7/1/04

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

MARYLAND - CONTINUED

Prince George County Solid        Aaa       $ 1,500                              $ 1,553
Waste Mgmt. Sys. Rev. 5.25%
6/15/13 (FSA Insured)

Washington D.C. Metropolitan      Aaa        5,500                                6,256
Area Trans. Auth. Gross Rev.
Rfdg. 6% 7/1/09 (FGIC
Insured)

                                                                                  49,157

MASSACHUSETTS - 7.5%

Boston Metro. District Gen.       Aaa        1,260                                1,491
Oblig. Rfdg. 8% 12/1/03
(MBIA Insured)

Boston Rev. (Boston City          Aaa        1,500                                1,620
Hosp.) Series A,  7.15%
8/15/01 (Pre-Refunded to
8/15/00 @ 102) (i)

Haverhill Gen. Oblig. Rfdg.       Aaa        5,000                                5,437
Series A,  6.7% 9/1/10
(AMBAC Insured)

Massachusetts Bay Trans.
Auth. Rfdg.  (Gen. Trans.
Sys.):

Series A:

5.5% 3/1/12                       Aa3        5,000                                5,478

6.25% 3/1/12                      Aa3        2,000                                2,339

Series B, 6.2% 3/1/16             Aa3        3,800                                4,450

Massachusetts Ed. Ln. Auth.
Ed. Ln. Rev.  Series B,
Issue E:

5.75% 7/1/05 (AMBAC Insured)      Aaa        2,585                                2,735
(h)

5.85% 7/1/06 (AMBAC Insured)      Aaa        3,080                                3,281
(h)

5.95% 7/1/07 (AMBAC Insured)      Aaa        3,335                                3,552
(h)

6.05% 7/1/08 (AMBAC Insured)      Aaa        3,445                                3,669
(h)

6.15% 7/1/10 (AMBAC Insured)      Aaa        1,385                                1,472
(h)

6.25% 7/1/11 (AMBAC Insured)      Aaa        835                                  890
(h)

6.3% 7/1/12 (AMBAC Insured)       Aaa        840                                  892
(h)

Massachusetts Gen. Oblig.:

(Consolidated Ln.):

Series A, 6% 6/1/11               Aaa        1,400                                1,481
(Pre-Refunded to 6/1/01 @
100) (i)

Series B, 4.875% 10/1/13          Aa3        2,500                                2,516

Rfdg. Series A:

5.5% 2/1/11 (MBIA Insured)        Aaa        20,095                               21,220

6% 7/1/05 (AMBAC Insured)         Aaa        2,000                                2,227

6.25% 7/1/04                      Aa3        6,000                                6,683

Series A, 7.5% 6/1/04             Aa3        3,270                                3,764

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

MASSACHUSETTS - CONTINUED

Massachusetts Health & Edl.
Facilities Auth. Rev.:

(Baystate Med. Ctr.) Series       Aaa       $ 3,000                              $ 3,032
D, 5% 7/1/12 (FGIC Insured)

(Blood Research Institute)        -          4,720                                5,106
Series A,  6.5% 2/1/22

(Fairview Extended Care)          Aaa        13,000                               15,077
Series A, 10.25% 1/1/21
(Pre-Refunded to 1/1/01 @
103) (i)

(Harvard Univ.) Series P,         Aaa        1,100                                1,233
6.5% 11/1/03

(Massachusetts Institute of       Aaa        6,000                                5,781
Technology)  Series I 2,
4.75% 1/1/28

(New England Med. Ctr. Hosp.)     Aaa        3,800                                3,870
Series G, 5.375% 7/1/24
(MBIA Insured)

(Univ. Hosp.) Series C, 7.25%     Aaa        3,500                                3,769
7/1/19 (MBIA Insured)
(Pre-Refunded to 7/1/00 @
102) (i)

Rfdg.:

(Fairview Extended Care)          Aaa        5,100                                5,135
Series B,  4.55% 1/1/21
(MBIA Insured),  LOC
BankBoston NA

(Massachusetts Gen. Hosp.)        Aaa        2,000                                2,326
Series F,  6.25% 7/1/12
(AMBAC Insured)

Massachusetts Hsg. Fin. Auth.
Hsg. Rev. Rfdg. (Rental)
Series A:

6.6% 7/1/14 (AMBAC Insured)       Aaa        2,385                                2,589
(h)

6.65% 7/1/19 (AMBAC Insured)      Aaa        1,910                                2,097
(h)

Massachusetts Ind. Fin. Agcy.     AAA        3,950                                4,414
Multi-Mode Ind. Dev. Rev.
(Union Mission Proj.) 9.55%
9/1/26

Massachusetts Ind. Fin. Agcy.
Resource  Recovery Rev.:

(Ogden Haverhill) Series 1992     BBB        5,430                                5,461
A,  4.6% 12/1/02

Rfdg. Series A, 4.7% 12/1/03      BBB        1,975                                1,988

Massachusetts Ind. Fin. Agcy.
Rev.:

(Atlanticare Med. Ctr.)           -          9,500                                10,137
Series A,  10.125% 11/1/14

(Cap. Appreciation)
(Massachusetts Biomedical)
Series A 2:

0% 8/1/08                         -          5,000                                3,268

0% 8/1/10                         -          11,000                               6,342

(Massachusetts Biomedical         A1         270                                  276
Research)  Series A, 7.1%
8/1/99

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

MASSACHUSETTS - CONTINUED

Massachusetts Ind. Fin. Agcy.
Rev.: - continued

(Massachusetts Biomedical
Research)(Cap. Appreciation)
Series A 2:

0% 8/1/03                         A1        $ 29,600                             $ 24,461

0% 8/1/04                         A1         5,000                                3,963

0% 8/1/06                         A1         30,800                               22,245

0% 8/1/09                         -          21,800                               13,285

Rfdg. (Emerson College) Issue     -          10,000                               10,841
A, 8.9% 1/1/18

Massachusetts Muni. Wholesale
Elec. Co. Pwr. Supply Sys.
Rev.:

Rfdg.:

Series A, 6.75% 7/1/08 (MBIA      Aaa        2,500                                2,748
Insured)

Series B, 5% 7/1/12 (MBIA         Aaa        2,715                                2,770
Insured)

5% 7/1/10 (AMBAC Insured)         Aaa        4,610                                4,737

Series B, 6.75% 7/1/08 (MBIA      Aaa        5,995                                6,590
Insured)

Series C, 6.625% 7/1/06           Baa2       2,220                                2,409

Series D, 6% 7/1/06               Baa2       1,300                                1,384

Massachusetts Tpk. Auth.
Metro Hwy. Sys. Rev. Series A:

5% 1/1/27 (MBIA Insured)          Aaa        11,000                               10,887

5% 1/1/37 (MBIA Insured)          Aaa        10,000                               9,787

5.125% 1/1/23 (MBIA Insured)      Aaa        8,500                                8,532

Massachusetts Tpk. Auth.          Aaa        30,850                               31,157
Western Tpk. Rev. Series A,
5.55% 1/1/17 (MBIA Insured)

New England Ed. Ln. Marketing
Corp. Massachusetts Student
Ln. Rev. Rfdg.  (Student Ln.):

Series A, 5.7% 7/1/05 (h)         A3         18,500                               19,491

Series B, 5.4% 6/1/00             A3         2,500                                2,555

Series G:

5% 8/1/00                         A3         2,500                                2,545

5.2% 8/1/02                       A3         2,000                                2,051

Palmer Gen. Oblig. Rfdg. 5.5%     Aaa        3,000                                3,187
10/1/10  (MBIA Insured)

                                                                                  342,723

MICHIGAN - 1.8%

Detroit Convention Facilities     A          4,000                                4,063
Rev. Rfdg.  (Cobo Hall
Expansion Proj.) 5.25%
9/30/12

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

MICHIGAN - CONTINUED

Lowell Area Schools (Cap.         Aaa       $ 21,685                             $ 5,624
Appreciation)  0% 5/1/20
(FGIC Insured) (Pre-Refunded
 to 5/1/05 @ 33.6439) (i)

Michigan Bldg. Auth. Rev.         Aaa        1,100                                1,178
Series II, 6.25% 10/1/20
(MBIA Insured)

Michigan Hosp. Fin. Auth. Rev.:

(Detroit Med. Ctr.) Series A,     A3         10,800                               10,594
5.25% 8/15/28

Rfdg.:

(Bay Med. Ctr.) Series A,         A3         1,000                                1,082
8.25% 7/1/12

(Detroit Med. Ctr. Oblig.         A3         5,000                                5,416
Group) Series A, 6.5% 8/15/18

(Sisters of Mercy Health          Aaa        7,340                                7,902
Corp.) 5.375% 8/15/14 (MBIA
Insured)

Michigan Hsg. Dev. Auth.
Rental Hsg. Rev.:

Rfdg. Series B, 5.7% 4/1/12       AA-        3,750                                3,928

Series B, 7.5% 4/1/10             AA-        6,000                                6,369

Michigan Hsg. Dev. Auth.
Single Family Mtg. Rev.
Series A:

7.5% 6/1/15                       AA+        470                                  489

7.7% 12/1/16                      AA+        840                                  863

Michigan Muni. Bond Auth.
Rev. Rfdg.  (Local Govt. Ln.
Prog.) Series G:

7% 5/1/02 (AMBAC Insured)         Aaa        2,425                                2,669

7% 11/1/02 (AMBAC Insured)        Aaa        1,465                                1,633

7% 5/1/03 (AMBAC Insured)         Aaa        2,700                                3,040

Michigan Trunk Line (Cap.         Aaa        8,010                                5,011
Appreciation)  Series A, 0%
10/1/09 (AMBAC Insured)

Michigan Underground Storage      Aaa        5,500                                6,181
Fin. Assurance Auth. Rev.
Rfdg. Series I, 6% 5/1/06
(AMBAC Insured)

Michigan Univ. Rev. Rfdg.         Aa2        7,750                                8,242
(Univ. Hosp. Proj.) Series
A, 5.75% 12/1/12

Royal Oak Hosp. Fin. Auth.
Rev.:

(William Beaumont Hosp.) 5.5%     Aa3        3,695                                3,870
1/1/14

Rfdg. (William Beaumont           Aa3        400                                  455
Hosp.)  6.25% 1/1/09

Western Townships Util. Auth.
Swr. Disp. Sys.:

Rfdg. (Cap. Appreciation) 0%      Aaa        2,810                                2,197
1/1/05  (CGIC Insured) (FSA
Insured)

8.2% 1/1/18                       BBB+       2,000                                2,047

                                                                                  82,853

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

MINNESOTA - 1.3%

Centennial Independent School     Aaa       $ 2,610                              $ 2,638
District #12 Rfdg. Series B,
4.875% 2/1/12 (FGIC Insured)

Maplewood Health Care             Baa3       1,000                                1,055
Facilities Rev. (Healtheast
Proj.) 5.8% 11/15/03

Minneapolis & Saint Paul Hsg.     Aaa        11,700                               11,507
& Redev. Auth. Health Care
Sys. Rev. Rfdg. (Healthspan
Health Sys. Corp.) Series A,
4.75% 11/15/18 (AMBAC
Insured)

Minneapolis Convention Ctr.       Aaa        1,175                                968
(Cap. Appreciation) Series
B, 0% 12/1/03

Minnesota Hsg. Fin. Agcy.
(Single Family Mtg.):

Series B, 5.8% 7/1/25 (h)         Aa2        5,750                                5,904

Series I, 6.25% 1/1/15            Aa2        1,870                                1,967

Series K, 6.4% 1/1/15             Aa2        3,115                                3,314

Rochester Health Care
Facilities Rev. (Mayo
Foundation/Mayo Med. Ctr.)
Series I:

5.9% 11/15/09                     AA+        2,000                                2,252

5.9% 11/15/10                     AA+        2,250                                2,531

St. Cloud Hosp. Facilities        Aaa        2,000                                2,074
Auth. Rev. Rfdg. (St. Cloud
Hosp. Proj.) Series C, 5.25%
10/1/13 (AMBAC Insured)

Univ. of Minnesota Rfdg. 4.8%     Aa2        15,000                               15,575
8/15/03

Western Minnesota Muni. Pwr.
Agcy. Pwr.  Supply Rev.:

Rfdg. Series A:

5.5% 1/1/11 (AMBAC Insured)       Aaa        3,525                                3,808

5.5% 1/1/12 (AMBAC Insured)       Aaa        1,750                                1,902

Series B, 6% 1/1/04 (AMBAC        Aaa        1,890                                2,070
Insured)

                                                                                  57,565

MISSISSIPPI - 0.1%

Hinds County Ctfs. of Prtn.       -          1,095                                1,129
(Welfare Dept. Proj.) 7.75%
3/1/09 (Pre-Refunded to
3/1/99 @ 102) (i)

Hinds County Mtg. Rev. Rfdg.      Aaa        4,000                                4,396
(Mississipi Methodist Hosp.
& Rehabilitation) 5.6%
5/1/12 (AMBAC Insured)

Mississippi Home Corp. Single     Aaa        565                                  600
Family Rev. Rfdg. Series A,
9.25% 3/1/12 (FGIC Insured)

                                                                                  6,125

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

MISSOURI - 0.2%

Boone County Ind. Dev. Auth.      -         $ 2,085                              $ 2,413
Ind. Rev. 1st Mtg. (Fairview
Extended Care) Series A,
10.125% 1/1/11 (Pre-Refunded
to 1/1/01 @ 103) (i)

Kirkwood Ind. Dev. Auth.          -          2,000                                2,254
Health Care Corp. Rev. (St.
Joseph Hosp.) 7% 7/1/22
(Pre-Refunded to 7/1/02 @
102) (i)

Missouri Higher Ed. Ln. Auth.     Aa         4,000                                4,106
Student Ln. Rev. (Sr. Lien)
Series A, 5.625% 2/15/01

Missouri Hsg. Dev. Commission     AAA        1,900                                1,948
Mtg. Rev.  Series C, 5.5%
3/1/16 (h)

                                                                                  10,721

MONTANA - 0.3%

Montana Board of Invt.
(Payroll Tax Workers
Compensation):

Series 1991, 6.875% 6/1/11        Aaa        6,200                                6,721
(MBIA Insured) (Escrowed to
Maturity) (i)

Series 1996:

6.875% 6/1/20 (MBIA Insured)      Aaa        1,255                                1,357
(Escrowed to Maturity) (i)

6.875% 6/1/20 (MBIA Insured)      Aaa        3,870                                4,184
(Escrowed to Maturity) (i)

6.875% 6/1/20 (MBIA Insured)      Aaa        2,005                                2,168
(Escrowed  to Maturity) (i)

                                                                                  14,430

NEBRASKA - 0.8%

Douglas County Hosp. Auth. #1     Aaa        3,250                                3,582
Rev. Rfdg. (Immanuel Med.
Ctr., Inc.) 6.9% 9/1/11
(AMBAC Insured)
(Pre-Refunded to  9/1/01 @
102) (i)

Nebraska Pub. Pwr. District
Rev.:

(Elec. Sys.) Series A, 6%         A1         1,500                                1,624
1/1/06 (Pre-Refunded to
1/1/02 @ 102) (i)

Rfdg. (Pwr. Supply Sys.):

Series B, 5.25% 1/1/13 (MBIA      Aaa        6,065                                6,486
Insured) (Pre-Refunded to
1/1/03 @ 102) (i)

Series C:

5% 1/1/10 (MBIA Insured)          Aaa        5,880                                6,233
(Pre-Refunded to 7/1/04 @
101) (i)

5% 1/1/17 (Pre-Refunded to        A1         10,000                               10,575
7/1/04 @ 101) (i)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NEBRASKA - CONTINUED

Nebraska Pub. Pwr. District
Rev.: - continued

Series A, 5.25% 1/1/12 (MBIA      Aaa       $ 5,000                              $ 5,243
Insured)

Scotts Bluff County Hosp.         A3         3,000                                3,268
Auth. #1 Hosp. Rev. (Reg'l.
West Med. Ctr. Proj.) 6.45%
12/15/04

                                                                                  37,011

NEVADA - 0.2%

Clark County Ind. Dev. Rev.       Aaa        7,000                                7,886
Rfdg. (Neveda Pwr. Co.
Proj.) Series C, 7.2%
10/1/22  (AMBAC Insured)

Las Vegas Downtown Redev.         BBB+       500                                  526
Agcy. Tax Increment Rev.
(Fremont Street Proj.)
Series A,  6.1% 6/15/14

                                                                                  8,412

NEW HAMPSHIRE - 0.1%

New Hampshire Higher Edl. &       -          3,540                                3,806
Health Facilities Auth. Rev.
(Littleton Hosp. Assoc.,
Inc.)  Series A, 9.5% 5/1/20
(Pre-Refunded to 5/1/00 @
102) (i)

NEW JERSEY - 2.2%

Middlesex County Poll. Cont.      -          7,750                                8,936
Auth. Rev. Rfdg. (Amerada
Hess) 7.875% 6/1/22

New Jersey Health Care            AAA        1,635                                1,938
Facilities Fing. Auth. Rev.
(Christ Hosp. Group Issue)
7% 7/1/06 (Connie Lee
Insured)

New Jersey Tpk. Auth. Tpk.
Rev. Rfdg.:

Series C, 6.5% 1/1/09 (AMBAC      Aaa        1,000                                1,180
Insured)

10.375% 1/1/03 (Escrowed to       AAA        1,045                                1,202
Maturity) (i)

New Jersey Trans. Corp.           Aaa        1,345                                1,413
Series A, 5.4% 9/1/02 (FSA
Insured)

New Jersey Trans. Trust Fund
Auth. Trans. Sys.:

(Trans. Sys.):

Series A, 5.25% 6/15/11           Aa2        15,345                               15,980

Series B:

5% 6/15/13 (AMBAC Insured)        Aaa        26,055                               26,797

5.25% 6/15/12                     Aa2        10,000                               10,432

Rfdg.:

(Trans. Sys.) Series A:

5.5% 6/15/11 (MBIA Insured)       Aaa        7,650                                8,233

6.5% 6/15/05 (AMBAC Insured)      Aaa        7,500                                8,578

Series B, 6.5% 6/15/10 (MBIA      Aaa        5,000                                6,016
Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NEW JERSEY - CONTINUED

New Jersey Wastewtr.              Aaa       $ 3,475                              $ 3,870
Treatment Trust Ln. Rev.
Rfdg. Series C, 6.25%
5/15/04  (MBIA Insured)

Passaic County Util. Auth.        Aaa        3,580                                3,296
Solid Waste Disp. Rev. Rfdg.
(Cap. Appreciation) 0%
3/1/01  (MBIA Insured)

Warren County Poll. Cont.         Aaa        1,000                                1,098
Fing. Auth. Resource
Recovery Rev. 6.55% 12/1/06
(MBIA Insured)

                                                                                  98,969

NEW MEXICO - 0.7%

Albuquerque Arpt. Rev.:

Rfdg.:

6.5% 7/1/08 (AMBAC Insured)       Aaa        1,500                                1,729

6.7% 7/1/18 (AMBAC Insured)       Aaa        2,500                                2,884

6.75% 7/1/09 (AMBAC Insured)      Aaa        1,150                                1,361

6.75% 7/1/10 (AMBAC Insured)      Aaa        1,700                                2,038

6.75% 7/1/12 (AMBAC Insured)      Aaa        1,935                                2,325

Series A, 6.6% 7/1/16 (AMBAC      Aaa        4,750                                5,154
Insured)

Albuquerque Refuse Removal &      Aaa        2,500                                2,679
Disp. Rev. Rfdg. 5.25%
7/1/09 (AMBAC Insured)

New Mexico Edl. Assistance        Aaa        4,105                                4,182
Foundation Student Ln. Rev.
Series B, 5.25% 4/1/05
(AMBAC Insured) (h)

New Mexico Univ. Rev. Rfdg.       A1         5,340                                6,073
Series A,  6% 6/1/21

Rio Rancho Wtr. & Wastewtr.       Aaa        1,600                                1,739
Sys. Rev. Series A, 5.9%
5/15/15 (FSA Insured)

                                                                                  30,164

NEW YORK - 16.2%

Long Island Pwr. Auth. Elec.
Sys. Rev. Series A:

5.25% 12/1/26                     Baa1       17,305                               17,417

5.5% 12/1/29                      Baa1       23,100                               23,791

Metropolitan Dedicated Tax        Aaa        12,500                               12,774
Fund Series A, 5.25% 4/1/26
(MBIA Insured)

Metropolitan Trans. Auth.
Commuter  Facilities Rev.:

Series A, 5.625% 7/1/27 (MBIA     Aaa        5,000                                5,393
Insured)

6% 7/1/16 (FGIC Insured)          Aaa        2,000                                2,226

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NEW YORK - CONTINUED

Metropolitan Trans. Auth.
Svc. Contract:

(Commuter Facilities) Series O:

5.75% 7/1/08                      Baa1      $ 1,000                              $ 1,107

5.75% 7/1/13                      Baa1       7,650                                8,438

(Trans. Facilities) Series O,     Baa1       7,595                                8,224
5.625% 7/1/05

Rfdg. (Contract Trans.
Facilities Svc.):

Series 5, 6.9% 7/1/05             Baa1       1,000                                1,090

Series 7, 5.4% 7/1/06             Baa1       1,000                                1,076

Metropolitan Trans. Auth.
Trans. Facilities Rev.:

(Svc. Contract) Series Q,         Aaa        13,000                               13,418
5.125% 7/1/13 (AMBAC Insured)

Rfdg.:

(Svc. Contract) Series R:

5% 7/1/02                         Baa1       4,255                                4,403

5% 7/1/03                         Baa1       3,450                                3,589

Series K, 6.3% 7/1/06 (MBIA       Aaa        3,500                                4,000
Insured)

Series A, 5.75% 7/1/21 (MBIA      Aaa        11,430                               12,395
Insured)

Muni. Assistance Corp. for        Aa2        5,340                                5,874
New York City Rfdg. Series
J, 6% 7/1/04

Nassau County Gen. Oblig.:

Gen. Impt. Rfdg. Series A:

6.5% 5/1/04 (FGIC Insured)        Aaa        7,425                                8,314

6.5% 5/1/05 (FGIC Insured)        Aaa        4,490                                5,103

6.5% 5/1/06 (FGIC Insured)        Aaa        4,000                                4,606

Series Y, 4.9% 3/1/02 (FGIC       Aaa        7,000                                7,224
Insured)

New York State Pwr. Auth.         Aaa        5,000                                5,501
Rev. & Gen. Purp. Series Z,
6.5% 1/1/19 (Pre-Refunded to
1/1/02 @ 102) (i)

New York City Gen. Oblig.:

Rfdg.:

Series A:

7% 8/1/03                         A3         2,000                                2,240

7% 8/1/04                         A3         4,375                                4,978

Series B:

5.7% 8/15/02                      A3         5,805                                6,149

5.7% 8/15/02 (Escrowed to         A3         195                                  208
Maturity) (i)

Series D:

6.3% 8/15/01                      A3         7,450                                7,921

6.6% 2/1/03                       A3         1,000                                1,095

8% 2/1/05                         A3         2,550                                3,059

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NEW YORK - CONTINUED

New York City Gen. Oblig.: -
continued

Rfdg.:

Series E:

5.4% 2/15/03                      A3        $ 10,285                             $ 10,799

6.5% 2/15/04 (FGIC Insured)       Aaa        3,500                                3,894

Series H:

5.4% 8/1/04                       A3         3,880                                4,115

7.875% 8/1/00                     A3         4,480                                4,781

7.875% 8/1/00 (Escrowed to        Aaa        460                                  493
Maturity) (i)

Series A:

6% 8/1/18 (FSA Insured)           Aaa        4,900                                4,914
(Escrowed to Maturity) (i)

6.375% 8/1/05                     A3         3,410                                3,714

7.75% 8/15/07 (Pre-Refunded       Aaa        145                                  162
to 8/15/01 @ 101.5) (i)

7.75% 8/17/07                     A3         105                                  116

Series B:

5.5% 8/15/01                      A3         390                                  407

5.5% 8/15/01 (Escrowed to         Aaa        10                                   10
Maturity) (i)

7.5% 2/1/02                       A3         10,000                               11,026

7.5% 2/1/03                       A3         19,000                               21,200

7.5% 2/1/04                       A3         1,500                                1,669

Series C:

6.4% 8/1/03                       A3         4,120                                4,498

6.5% 8/1/07                       A3         2,475                                2,701

6.5% 8/1/07 (Pre-Refunded to      A3         525                                  581
8/1/02 @ 101.5) (i)

Series D, 6.5% 2/15/05            A3         500                                  561

Series F:

6.1% 2/15/02 (Escrowed to         Aaa        2,490                                2,673
Maturity) (i)

8.1% 11/15/99                     A3         330                                  345

Series G:

5.4% 2/1/01                       A3         7,925                                8,184

5.4% 2/1/01 (Escrowed to          A3         1,075                                1,116
Maturity) (i)

5.6% 2/1/02                       A3         23,880                               25,031

5.6% 2/1/02 (Escrowed to          A3         2,835                                2,994
Maturity) (i)

Series H, 6.9% 2/1/01             A3         245                                  260

Series H, Sub-Series H 1:

5.5% 8/1/01                       A3         4,900                                5,107

5.5% 8/1/01 (Escrowed to          A3         100                                  105
Maturity) (i)

Series J, 6% 2/15/04              A3         3,000                                3,252

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NEW YORK - CONTINUED

New York City Gen. Oblig.: -
continued

6.375% 8/1/05 (Pre-Refunded       A3        $ 1,590                              $ 1,752
to  8/1/02 @ 101.5) (i)

New York City Ind. Dev. Agcy.     A3         500                                  539
Spl. Fac. Rev. (Term. One
Group Assoc. Proj.) 6%
1/1/08 (h)

New York City Ind. Dev. Agcy.     Aaa        1,950                                2,136
Ind. Dev. Rev. (Japan
Airlines Co. Ltd. Proj.)
Series 1991,  6% 11/1/15
(FSA Insured) (h)

New York City Muni. Wtr. Fin.
Auth.:

Series A, 7% 6/15/09 (FGIC        Aaa        2,500                                2,681
Insured)

Series B:

5.5% 6/15/27 (MBIA Insured)       Aaa        41,185                               43,061

5.75% 6/15/26                     A2         10,000                               10,707

5.75% 6/15/26 (AMBAC Insured)     Aaa        10,000                               10,815

5.75% 6/15/29                     A2         41,500                               44,402

5.875% 6/15/26                    A2         1,325                                1,425

New York City Transitional
Fin. Auth. Rev.:

(Future Tax):

2nd Series A, 5% 8/15/15          Aa3        5,000                                5,055

Series B, 4.75% 11/15/16          Aa3        7,300                                7,144

Series A:

5.125% 11/15/14                   Aa3        5,000                                5,135

5.25% 11/15/13                    Aa3        3,000                                3,136

New York City Trust Cultural      Aaa        6,500                                6,925
Resources Rev. (American
Museum of Natural History)
5.65% 4/1/27 (MBIA Insured)

New York Local Govt.
Assistance Corp.:

(Cap. Appreciation) Series A,     A3         2,000                                1,350
0% 4/1/08

(Cap. Appreciation) Series B,     A3         5,000                                3,374
0% 4/1/08

Rfdg.:

(Cap. Appreciation) Series C,     A3         10,000                               5,070
0% 4/1/13

Series A, 5.5% 4/1/04 (AMBAC      Aaa        2,200                                2,365
Insured)

Series C, 5.5% 4/1/17             A3         21,850                               23,756

Series E, 6% 4/1/14               A3         18,085                               20,845

Series A, 5.375% 4/1/16           A3         11,000                               11,559

Series B, 6% 4/1/18               A3         18,140                               19,755
(Pre-Refunded to  4/1/02 @
102) (i)

New York State Dorm. Auth.        Aa1        3,025                                3,098
Lease Rev.  5.25% 8/1/18

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NEW YORK - CONTINUED

New York State Dorm. Auth.
Rev.:

(City Univ. Sys. Consolidated):

Series A, 5.75% 7/1/09            Baa1      $ 4,370                              $ 4,820

Series D:

7% 7/1/09                         Baa1       2,000                                2,341

7% 7/1/09 (FGIC Insured)          Aaa        3,780                                4,504

(City Univ. Sys.) Series C,       Baa1       3,000                                3,694
7.5% 7/1/10

(New York Univ.) Series A,        Aaa        10,000                               11,388
5.75% 7/1/27 (MBIA Insured)

(State Univ. Edl. Facilities):

Series A:

5.5% 5/15/08                      A3         3,500                                3,805

5.5% 5/15/13 (FGIC Insured)       Aaa        24,350                               26,695

5.875% 5/15/11                    A3         7,000                                7,851

5.875% 5/15/17 (FGIC Insured)     Aaa        6,865                                7,798

Series B, 5.25% 5/15/11           A3         8,000                                8,502

5.75% 5/15/09                     A3         2,465                                2,724

(Suffolk County Judicial          Baa1       7,000                                8,135
Facilities) Series A, 9.5%
4/15/14

Rfdg.:

(Mental Health Svcs.              A3         8,035                                8,640
Facilities) Series B,  6%
2/15/03

(State Univ. Edl. Facilities):

Series A, 6.5% 5/15/04            A3         3,000                                3,345

Series B, 5.25% 5/15/05           A3         1,000                                1,060

New York State Envir.
Facilities Corp. Poll. Cont.
Rev. Rfdg.:

(State Wtr. Revolving Fund)       Aa1        2,000                                2,223
Series A,  5.75% 6/15/12

(State Wtr. Revolving             Aa1        2,500                                2,789
Fund-New York City Muni.
Wtr.) 5.75% 6/15/11

New York State Med. Care
Facilities  Fin. Agcy. Rev.:

(Mtg. Proj.) Series E, 6.2%       Aa         1,500                                1,635
2/15/15

(North Shore Univ. Hosp. Mtg.     Aaa        2,000                                2,177
Proj.) 7.2% 11/1/20 (MBIA
Insured) (Pre-Refunded to
11/1/00 @ 102) (i)

New York State Thruway Auth.
Gen. Rev.:

(Spl. Oblig. Cross) Series A,     BBB        8,500                                6,498
0% 1/1/05

Rfdg. Series E, 5.25% 1/1/11      Aa3        9,120                                9,604

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NEW YORK - CONTINUED

New York State Thruway Auth.
Hwy. & Bridge Trust Fund
Series A:

5.8% 4/1/09                       A3        $ 1,500                              $ 1,601

6.25% 4/1/04 (MBIA Insured)       Aaa        2,345                                2,602

New York State Thruway Auth.
Svc. Contract Rev. (Local
Hwy. & Bridge):

Series A, 6% 1/1/05 (MBIA         Aaa        2,500                                2,768
Insured)

6% 4/1/03                         Baa1       2,500                                2,683

7.25% 1/1/10 (Pre-Refunded to     Baa1       5,000                                5,460
 1/1/01 @ 102) (i)

New York State Urban Dev.
Corp. Rev. Rfdg.:

(Correctional Cap.                Baa1       6,000                                6,495
Facilities) Series A,  6.3%
1/1/03

(Correctional Facilities)         Aaa        1,000                                1,066
Series A, 5.1% 1/1/09 (AMBAC
Insured)

(State Facilities) 5.75%          Baa1       2,300                                2,551
4/1/11

Niagara Falls Wtr. Treatment      Aaa        500                                  667
Plant (Pub. Impt.) 7.5%
3/1/18 (MBIA Insured)

Triborough Bridge & Tunnel        Baa1       9,650                                11,604
Auth. (Convention Ctr.
Proj.) Series E, 7.25% 1/1/10

Triborough Bridge & Tunnel
Auth. Rev.:

(Gen. Purp.) Series A, 4.75%      Aa3        3,155                                3,071
1/1/19

Rfdg. (Gen. Purp.) Series Y,      Aa3        16,100                               17,533
5.5% 1/1/17

Series A:

5.125% 1/1/22                     Aa3        2,075                                2,096

5.25% 1/1/28                      Aa3        13,315                               13,559

                                                                                  746,390

NORTH CAROLINA - 1.8%

Harnett County Ctfs. of Prtn.:

7.5% 12/1/03 (AMBAC Insured)      Aaa        2,640                                3,081

7.5% 12/1/04 (AMBAC Insured)      Aaa        2,865                                3,420

North Carolina Eastern Muni.
Pwr. Agcy.  Pwr. Sys. Rev.:

Rfdg.:

Series A:

5.2% 1/1/01                       Baa1       10,000                               10,215

5.5% 1/1/04 (MBIA Insured)        Aaa        1,000                                1,068

5.5% 1/1/05 (MBIA Insured)        Aaa        1,000                                1,074

6.1% 1/1/01                       Baa1       1,350                                1,403

6.25% 1/1/03                      Baa1       2,100                                2,252

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NORTH CAROLINA - CONTINUED

North Carolina Eastern Muni.
Pwr. Agcy. Pwr. Sys. Rev.: -
continued

Rfdg.:

Series A:

7.875% 1/1/02                     Baa1      $ 4,000                              $ 4,425

Series B, 7.25% 1/1/07            Baa1       7,375                                8,748

Series C:

5.25% 1/1/04                      Baa1       1,000                                1,043

5.5% 1/1/07                       Baa1       5,950                                6,342

7% 1/1/07                         Baa1       7,750                                9,063

Series B, 6% 1/1/05               Baa1       11,500                               12,376

North Carolina Muni. Pwr.
Agcy. #1 Catawba Elec. Rev.:

5.25% 1/1/09 (MBIA Insured)       Aaa        4,655                                4,968

6.25% 1/1/17 (AMBAC Insured)      Aaa        2,050                                2,236

6.25% 1/1/17 (AMBAC Insured)      Aaa        1,150                                1,275
(Pre-Refunded to 1/1/03 @
102) (i)

North Carolina State Hwy.         Aaa        10,000                               10,319
Series A,  4.5% 5/1/05

                                                                                  83,308

NORTH DAKOTA - 0.4%

Mercer County Poll. Cont.
Rev. Rfdg.:

(Antelope Valley                  Aaa        13,000                               16,416
Station/Basin Elec. Pwr.
Coop.) 7.2% 6/30/13 (AMBAC
Insured)

(Montana-Dakota Utils. Co.        Aaa        3,750                                4,125
Proj.) 6.65% 6/1/22 (FGIC
Insured)

                                                                                  20,541

OHIO - 3.0%

Bedford Hosp. Impt. Rev.          -          885                                  946
Rfdg. (Bedford  Comnty.
Hosp.) 8.5% 5/15/09
(Pre-Refunded to 5/15/00 @
102) (i)

Cleveland Pub. Pwr. Sys. Rev.     Aaa        4,000                                3,966
Rfdg. (First Mtg.) Series 1,
5% 11/15/24 (MBIA Insured)

Cleveland Arpt. Sys. Rev.         Aaa        1,000                                1,061
Series A, 5.5% 1/1/04 (FSA
Insured) (h)

Cleveland Wtrwks. Rev.:

Rfdg. & Impt. Series I, 5%        Aaa        10,000                               9,987
1/1/23  (FSA Insured)

Rfdg. (1st. Mtg.) Series G,       Aaa        6,665                                7,280
5.5% 1/1/13 (MBIA Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

OHIO - CONTINUED

Euclid City School District
Rfdg.  (Cap. Appreciation):

0% 12/1/02 (AMBAC Insured)        Aaa       $ 1,265                              $ 1,089

0% 12/1/03 (AMBAC Insured)        Aaa        1,265                                1,043

Hamilton County Sales Tax         Aaa        5,800                                5,766
(Hamilton County Football
Proj.) Series B, 5% 12/1/27
(MBIA Insured)

Marion County Hosp. Impt.         BBB+       380                                  392
Rev. Rfdg.  (Comnty. Hosp.
Proj.) 5.6% 5/15/01

Ohio Bldg. Auth. Facilities:

(Adult Correctional) Series       Aaa        4,000                                4,337
A, 5.95% 10/1/14 (MBIA
Insured)

(W. Green Bldg. A) 4.75%          A2         15,000                               14,867
4/1/14

Ohio Hsg. Fin. Agcy. Mtg. Rev.:

(Oakleaf-Toledo Apts. Proj.)      AA-        1,560                                1,771
10.25% 12/20/25, LOC Govt.
Nat'l.  Mortgage Assoc.

(Residential Prog.):

Series A 1, 5.3% 9/1/26 (h)       AAA        3,305                                3,395

Series B 3, 4.95% 9/1/20, LOC     AAA        13,420                               13,723
Govt. Nat'l. Mortgage Assoc.
(h)

Series C 1, 5% 3/1/19 (h)         AAA        5,000                                5,016

Ohio Pub. Facilities              Aa3        2,445                                2,502
Commission Higher Ed.  Cap.
Facilities Series II B, 4.5%
11/1/01

Ohio Tpk. Commission Tpk. Rev.:

Rfdg. Series A, 5.5% 2/15/24      Aaa        37,115                               40,553
(FGIC Insured)

Series A:

5.6% 2/15/12 (MBIA Insured)       Aaa        1,250                                1,349

5.7% 2/15/13 (MBIA Insured)       Aaa        2,750                                2,994

Ohio Wtr. Dev. Auth. Poll.
Cont. Facilities Rev.:

(Wtr. Cont. Ln. Fund) State
Match Series:

6.5% 6/1/03 (MBIA Insured)        Aaa        2,940                                3,252

6.5% 12/1/03 (MBIA Insured)       Aaa        2,925                                3,268

Rfdg. (Buckeye Pwr., Inc.         Aaa        2,710                                3,255
Proj.) 7.8% 11/1/14 (AMBAC
Insured)

Ohio Wtr. Dev. Auth. Rev.
(Fresh Wtr. Proj.):

6.25% 6/1/02 (AMBAC Insured)      Aaa        1,860                                2,010

6.25% 6/1/03 (AMBAC Insured)      Aaa        1,975                                2,165

                                                                                  135,987

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

OKLAHOMA - 0.2%

Oklahoma County Ind. Auth.        -         $ 2,860                              $ 2,971
Rev. (Epworth Village Proj.)
Series A, 10.25% 4/1/19
(Pre-Refunded to 4/1/99 @
102) (i)

Tulsa Muni. Arpt. Trust Rev.      Baa2       3,600                                3,997
(American Airlines Corp.
Proj.) 7.35% 12/1/11

                                                                                  6,968

OREGON - 0.4%

Multonomah County School
District #3  (Park Rose):

7% 12/1/03 (FGIC Insured)         Aaa        2,000                                2,291

7% 12/1/04 (FGIC Insured)         Aaa        2,540                                2,963

Oregon Health Hsg. Edl. &
Cultural Facilities Auth.
(Lewis & Clark College
Proj.) Series A:

6% 10/1/13 (MBIA Insured)         Aaa        1,750                                1,941

6.125% 10/1/24 (MBIA Insured)     Aaa        1,000                                1,105

Port Morrow Poll. Cont. Rev.:

(Pacific Northwest) Series A,     AA-        385                                  430
8% 7/15/11

Rfdg. (Pacific Northwest)
Series A:

8% 7/15/06                        AA-        385                                  430

8% 7/15/07                        AA-        430                                  481

8% 7/15/08                        AA-        480                                  536

8% 7/15/09                        AA-        540                                  603

8% 7/15/10                        AA-        605                                  676

8% 7/15/99                        AA-        175                                  180

Portland Swr. Sys. Rev.           A1         4,250                                4,774
Series A, 6.25% 6/1/15
(Pre-Refunded to 6/1/04 @
101) (i)

                                                                                  16,410

PENNSYLVANIA - 3.9%

Allegheny County Hosp. Dev.       Aaa        19,140                               19,169
Auth. Rev. (Univ. of
Pittsburgh Med. Ctr.) Series
B, 5.125% 7/1/22 (MBIA
Insured)

Butler County Hosp. Auth.         Aaa        5,000                                5,470
Hosp. Rev. (North Hills
Passavant Hosp.) Series A,
6.8% 6/1/06 (FSA Insured)
(Pre-Refunded to 6/1/01 @
102) (i)

Cambria County Hosp. Dev.         A2         1,500                                1,622
Auth. Hosp. Rfdg. & Impt.
(Conemaugh Valley Hosp.)
Series B, 6.375% 7/1/18
(Connie Lee Insured)
(Pre-Refunded to 7/1/02 @
102) (i)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

PENNSYLVANIA - CONTINUED

Chester County Health & Ed.       Aaa       $ 5,000                              $ 5,093
Facilities Auth. Health Sys.
Rev. (Jefferson Health Sys.)
 Series B, 5.25% 5/15/22
(AMBAC Insured)

Cumberland County Muni. Auth.     Baa2       8,400                                9,219
Rev. Rfdg. (Carlisle Hosp. &
Health) 6.8% 11/15/23

Delaware County Auth. Hosp.       Baa1       3,500                                3,655
Rev. (Crozer- Chester Med.
Ctr.) 6% 12/15/20

Delaware County Ind. Dev.         Baa1       16,550                               17,756
Auth. Rev. Rfdg. (Resource
Recovery Facility) Series A,
 6.1% 7/1/13

Delaware County Auth. Rev.
(1st. Mtg. Riddle Village
Proj.):

7% 6/1/00 (Escrowed to            Aaa        1,100                                1,129
Maturity) (i)

8.25% 6/1/22 (Escrowed to         Aaa        4,500                                5,525
Maturity) (i)

8.75% 6/1/10 (Pre-Refunded to     Aaa        2,000                                2,363
 6/1/02 @ 102) (i)

9.25% 6/1/22 (Pre-Refunded to     Aaa        6,170                                7,380
 6/1/02 @ 102) (i)

Montgomery County Higher Ed.
& Health Auth. Hosp. Rev.
(United Hosp., Inc. Proj.):

Series A, 8.375% 11/1/03          Ba1        135                                  144
(Pre-Refunded to 11/1/99 @
102) (i)

Series B, 7.5% 11/1/15            Ba1        165                                  171
(Pre-Refunded to 11/1/99 @
100) (i)

Northumberland County Auth.       Aaa        11,830                               5,813
Commonwealth Lease Rev.
(Correctional Facilities)
0% 10/15/13 (MBIA Insured)
(Escrowed to Maturity) (i)

Pennsylvania Convention Ctr.
Auth. Rev.:

Rfdg. Series A:

6.6% 9/1/09 (MBIA Insured)        Aaa        3,000                                3,417

6.7% 9/1/14 (MBIA Insured)        Aaa        1,500                                1,715

6.75% 9/1/19                      Baa        4,500                                4,938

Series A, 6.7% 9/1/16 (FGIC       Aaa        2,000                                2,438
Insured) (Escrowed to
Maturity) (i)

Pennsylvania Hsg. Fin. Agcy.
Rev.:

Rfdg.:

(Multi-Family) 8.1% 7/1/13        Aa         2,000                                2,176

(Single-Family Mtg.) Series       Aa2        1,755                                1,805
54 A,  5.375% 10/1/28 (h)

Series 44 C, 6.65% 10/1/21 (h)    Aa         10,000                               10,707

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

PENNSYLVANIA - CONTINUED

Philadelphia Gen. Oblig.:

6.25% 5/15/11 (MBIA Insured)      Aaa       $ 3,400                              $ 3,845

6.25% 5/15/13 (MBIA Insured)      Aaa        3,835                                4,335

Philadelphia Hosp. & Higher
Ed. Facilities Auth. Hosp.
Rev. Rfdg. (Pennsylvania
Hosp.):

5.35% 7/1/99 (Escrowed to         Baa3       1,335                                1,352
Maturity) (i)

5.7% 7/1/01 (Escrowed to          Baa3       4,405                                4,620
Maturity) (i)

5.95% 7/1/03 (Escrowed to         Baa3       4,000                                4,341
Maturity) (i)

Philadelphia Muni. Auth. Rev.
Rfdg. Series D:

6% 7/15/03                        Baa2       250                                  262

6.125% 7/15/08                    Baa2       4,000                                4,239

Philadelphia Wtr. & Swr. Rev.     Aaa        3,000                                2,269
(Cap. Appreciation) 14th
Series, 0% 10/1/05  (MBIA
Insured)

Philadelphia Wtr. & Wastewtr.
Rev.:

5% 6/15/12 (FGIC Insured)         Aaa        3,000                                3,033

6.25% 8/1/09 (MBIA Insured)       Aaa        3,230                                3,748

6.25% 8/1/10 (MBIA Insured)       Aaa        2,000                                2,334

6.75% 8/1/04 (MBIA Insured)       Aaa        3,000                                3,417

6.75% 8/1/05 (MBIA Insured)       Aaa        2,500                                2,894

Pittsburgh Gen. Oblig. Series     Aaa        3,000                                3,256
B, 6.25% 9/1/16 (MBIA
Insured) (Pre-Refunded to
9/1/01 @ 102) (i)

Pittsburgh Wtr. & Swr. Auth.
Wtr. & Swr. Sys. Rev. Rfdg.:

(Cap. Appreciation) Series A:

0% 9/1/04 (FGIC Insured)          Aaa        3,900                                3,089
(Escrowed to Maturity) (i)

0% 9/1/06 (FGIC Insured)          Aaa        3,000                                2,167
(Escrowed to Maturity) (i)

Series A, 4.75% 9/1/16 (FGIC      Aaa        15,335                               14,867
Insured)

Wyoming Ind. Dev. Auth. Poll.     Aa2        4,300                                4,666
Cont. Rev. Rfdg. (Proctor &
Gamble Paper Proj.) 5.55%
5/1/10

                                                                                  180,439

PUERTO RICO - 0.3%

Puerto Rico Commonwealth Hwy.     Baa1       16,125                               15,858
& Trans. Auth. Rev. Series
A, 5% 7/1/38

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

RHODE ISLAND - 0.1%

Rhode Island Depositor Econ.      Aaa       $ 2,645                              $ 2,956
Protection Corp. Spl. Oblig.
Rfdg. Series A, 5.75% 8/1/12
(MBIA Insured)

SOUTH CAROLINA - 1.4%

Charleston County Health
Facilities Rev. Rfdg. (1st.
Mtg. Episcopal Proj.):

Series A, 9.75% 4/1/16            -          2,885                                3,275
(Pre-Refunded to 4/1/01 @
102) (i)

Series B, 9.75% 4/1/16            -          2,030                                2,305
(Pre-Refunded to 4/1/01 @
102) (i)

Charlston County Gen. Oblig.      Aa3        2,500                                2,752
6% 6/1/13

Lexington County Health Svcs.     Aaa        3,000                                3,326
District, Inc. Hosp. Rev. 7%
10/1/08 (FSA Insured)
(Pre-Refunded to 10/1/01 @
102) (i)

Piedmont Muni. Pwr. Agcy.
Elec. Rev.:

Rfdg. Series B, 5.25% 1/1/11      Aaa        9,125                                9,587
(MBIA Insured)

5.5% 1/1/10 (MBIA Insured)        Aaa        1,455                                1,586

5.5% 1/1/10 (MBIA Insured)        Aaa        1,135                                1,248
(Escrowed to Maturity) (i)

5.6% 1/1/09 (MBIA Insured)        Aaa        2,945                                3,229

5.6% 1/1/09 (MBIA Insured)        Aaa        2,295                                2,548
(Escrowed to Maturity) (i)

Richland County Hosp.             Aaa        1,500                                1,824
Facilities Rev. (Comnty.
Provider Pooled Ln. Prog.)
Series A, 7.125% 7/1/17
(CGIC Insured) (FSA Insured)
(Escrowed to Maturity) (i)

South Carolina Ed. Assistance
Auth. Rev. (Student Ln.):

6.4% 9/1/02 (h)                   -          1,500                                1,606

6.625% 9/1/06 (h)                 AA         10,775                               11,749

South Carolina Cap. Impt.         Aaa        2,300                                2,519
Rev. Gen. Oblig.  (St. Cap.
Impt.) Series B, 5.75% 8/1/04

South Carolina Pub. Svcs.
Auth. Rev. Rfdg.  Series A:

5.75% 1/1/10 (MBIA Insured)       Aaa        4,705                                5,151

6.25% 1/1/03 (AMBAC Insured)      Aaa        2,500                                2,724

6.25% 1/1/04 (MBIA Insured)       Aaa        2,565                                2,839

6.375% 7/1/21 (AMBAC Insured)     Aaa        3,750                                4,041

6.5% 1/1/08 (MBIA Insured)        Aaa        3,530                                4,064

                                                                                  66,373

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

SOUTH DAKOTA - 0.0%

South Dakota Lease Rev. Rfdg.     Aaa       $ 1,000                              $ 1,189
(Trust Ctfs.)  Series A,
6.625% 9/1/12 (CGIC Insured)
(FSA Insured)

TENNESSEE - 1.3%

Johnson City Elec. Rev. 5.15%     Aaa        5,000                                5,106
5/1/23  (MBIA Insured)

Knox County Health Edl. &
Hsg. Facilities Auth. Board
Hosp. Facilities Rev. Rfdg.
(Fort Sanders Alliance
Proj.) Series C:

5.75% 1/1/14 (MBIA Insured)       Aaa        2,000                                2,197

7.25% 1/1/10 (MBIA Insured)       Aaa        2,660                                3,292

Memphis-Shelby County Arpt.
Auth. Arpt.  Rev. Rfdg.:

Series A:

6% 2/15/05 (MBIA Insured) (h)     Aaa        1,000                                1,100

6.25% 2/15/09 (MBIA Insured)      Aaa        1,500                                1,713
(h)

6.25% 2/15/10 (MBIA Insured)      Aaa        1,000                                1,148
(h)

6.25% 2/15/11 (MBIA Insured)      Aaa        1,415                                1,634
(h)

Series B, 6.5% 2/15/09 (MBIA      Aaa        500                                  581
Insured) (h)

Metro Nashville & Davidson        Aaa        5,600                                7,194
County Wtr. & Swr. Rev.
Rfdg. (Cap. Appreciation) 0%
1/1/12 (FGIC Insured) (b)

Montgomery County Health Edl.     Baa2       10,700                               10,554
& Hsg. Facilities Board
Hosp.Rev. (Rfdg. & Impt.
Clarksville Reg'l. Health
Sys.) 5.375% 1/1/28

Shelby County Pub. Impt. Rev.
Rfdg. Series A:

5% 3/1/20                         Aa2        18,300                               18,370

6.75% 4/1/04                      Aa2        3,000                                3,398

Tennessee Gen. Oblig. Series      Aaa        2,355                                2,644
A, 7% 3/1/03

                                                                                  58,931

TEXAS - 10.1%

Allen Independent School
District Rfdg.  (Cap.
Appreciation):

0% 2/15/04                        Aaa        2,120                                1,721

0% 2/15/05                        Aaa        2,120                                1,646

Alliance Arpt. Auth. Spl.         Baa1       4,000                                4,288
Facilities Rev.
(AMR/American Airlines, Inc.
Proj.)  7.5% 12/1/29

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

TEXAS - CONTINUED

Austin Independent School
District School Bldg.:

Rfdg. (Cap. Appreciation):

0% 8/1/00                         Aaa       $ 4,275                              $ 4,036

0% 8/1/02                         Aaa        6,000                                5,229

8.125% 8/1/01 (Escrowed to        Aaa        500                                  557
Maturity) (i)

Austin Util. Sys. Rev. Rfdg.
(Cap. Appreciation):

Series A:

0% 11/15/01 (MBIA Insured)        Aaa        4,000                                3,592

0% 11/15/08 (MBIA Insured)        Aaa        3,895                                2,529

0% 11/15/09 (AMBAC Insured)       Aaa        4,000                                2,460

0% 11/15/10 (AMBAC Insured)       Aaa        2,400                                1,396

Birdville Independent School      Aaa        8,665                                4,964
District Rfdg.  (Cap.
Appreciation) 0% 2/15/11

Brazos River Auth. Poll.          Baa1       6,620                                6,772
Cont. Rev. (Texas Util.
Elec. Co. Proj.) Series A,
8.25% 1/1/19

Cedar Hill Independent School     Aaa        1,575                                972
District Rfdg. (Cap.
Appreciation) 0% 8/15/09

Conroe Independent School
District Rfdg.  (Cap.
Appreciation) Series B:

0% 2/15/07                        Aaa        2,360                                1,675

0% 2/15/08                        Aaa        3,000                                2,025

0% 2/15/09                        Aaa        1,100                                704

0% 2/15/10                        Aaa        2,805                                1,701

0% 2/15/11                        Aaa        1,500                                859

Corpus Christi Independant
School District Rfdg. (Cap.
Appreciation):

0% 8/15/01                        Aaa        1,535                                1,391

0% 8/15/02                        Aaa        2,165                                1,884

Cypress-Fairbanks Independent
School  District Rfdg. (Cap.
Appreciation):

Series A, 0% 2/15/12              Aaa        7,100                                3,846

0% 2/1/04                         Aaa        4,250                                3,456

Dallas Independent School         Aaa        10,925                               7,500
District Rfdg. (Cap.
Appreciation) 0% 8/15/07

Dallas Gen. Oblig.:

(Cap. Appreciation) 0% 2/15/03    Aaa        5,115                                4,370

4.5% 2/15/14                      Aaa        4,900                                4,798

Dallas Hsg. Corp. Cap. Proj.
Rev. Rfdg.  (Section 8
Assorted Projs.):

7.7% 8/1/05                       Baa2       1,100                                1,145

7.85% 8/1/13                      Baa2       1,000                                1,043

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

TEXAS - CONTINUED

Dallas-Fort Worth Reg'l.
Arpt. Rev. Rfdg.:

(Joint Dallas/Fort Worth          Aaa       $ 2,295                              $ 2,631
Int'l. Arpt.) 6.5% 11/1/05
(FGIC Insured)

Series A, 7.375% 11/1/12          Aaa        1,000                                1,176
(FGIC Insured)

El Paso Arpt. Rev. (El Paso       Aaa        1,000                                1,045
Int'l. Arpt.) 5.125% 8/15/04
(FGIC Insured) (h)

El Paso Prop. Fin. Auth.          Aaa        1,485                                1,599
Single Family Mtg. Rev.
(GNMA Mtg.-Backed Securities
Proj.) Series A, 8.7%
12/1/18, LOC Fannie Mae (h)

El Paso Wtr. & Swr. Rev.
Rfdg. (Cap. Appreciation):

0% 3/1/05 (MBIA Insured)          Aaa        2,650                                2,053

0% 3/1/06 (MBIA Insured)          Aaa        3,700                                2,743

Fort Bend Independent School      Aaa        2,500                                2,893
District  7% 2/15/05

Garland Independent School        Aaa        5,000                                4,445
District Series A, 4% 2/15/17

Grapevine-Colleyville             Aaa        2,580                                1,877
Independent School District
Rfdg. (Cap. Appreciation) 0%
8/15/06

Harris County Hosp. Dist Mtg.     Aaa        3,000                                3,683
Rev. Rfdg.  7.4% 2/15/10
(AMBAC Insured)

Harris County Gen. Oblig.:

(Toll Road Sub Lien) Series       Aa2        2,000                                2,457
A, 7% 8/15/09

Rfdg. (Toll Road Sub Lien):

0% 8/1/06                         Aa2        4,245                                3,129

0% 8/1/08                         Aa2        8,005                                5,373

Houston Independent School        Aaa        6,400                                3,584
District Rfdg.  Series A, 0%
8/15/11

Houston Wtr. & Swr. Sys. Rev.     Aaa        6,735                                4,841
Rfdg. (Jr. Lien) Series C,
0% 12/1/06 (AMBAC Insured)

Humble Independent School         Aaa        3,280                                2,329
District Rfdg.  (Cap.
Appreciation) 0% 2/15/07

Hurst Euless Bedford
Independent School District
Rfdg. (Cap. Appreciation):

0% 8/15/11                        Aaa        3,620                                2,027

0% 8/15/12                        Aaa        5,105                                2,702

0% 8/15/13                        Aaa        3,610                                1,803

Irving Independent School         Aaa        7,770                                7,169
District (Cap. Appreciation)
0% 2/15/01

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

TEXAS - CONTINUED

Katy Independent School
District Rfdg.  (Cap.
Appreciation):

Series A, 0% 2/15/07              Aaa       $ 2,450                              $ 1,739

0% 8/15/11                        Aaa        4,170                                2,335

Keller Independent School
District Rfdg.:

Series A, 5.125% 8/15/25          Aaa        5,000                                5,023

5% 8/15/30                        Aaa        15,000                               14,862

Leander Independent School        Aaa        300                                  376
District  7.5% 8/15/08

Lower Colorado River Auth.
Rev.:

Rfdg.:

(Cap. Appreciation) 0% 1/1/09     Aaa        3,000                                1,918
 (MBIA Insured) (Escrowed to
Maturity) (i)

(Junoir Lien-4th Supplement)      Aaa        6,000                                6,341
5.25% 1/1/15 (Escrowed to
Maturity) (i)

5.25% 1/1/05                      Aa3        7,500                                7,933

Lower Neches Valley Auth.         Aa2        36,455                               39,773
Ind. Dev. Corp. Swr.
Facilities Rev. (Mobil Oil
Refining Corp. Proj.) 6.4%
3/1/30 (h)

Lower Neches Valley Auth.         Aa2        9,500                                10,374
Ind. Dev. Corp. Envir. Rev.
(Mobil Oil Refining Corp.
Proj.)  6.35% 4/1/26 (h)

Matagorda County Navigation       Aaa        1,700                                1,768
District #1 Rev. Rfdg.
(Houston Lt. & Pwr. Proj.)
Series C, 7.125% 7/1/19
(FGIC Insured)

Midlothian Independent School
District Rfdg. (Cap.
Appreciation):

0% 2/15/07                        Aaa        1,935                                1,374

0% 2/15/09                        Aaa        1,970                                1,261

0% 2/15/10                        Aaa        1,525                                925

North Central Health              Aa2        25,400                               27,753
Facilities Dev. Corp. Hosp.
Rev. Series A, 6.85% 5/15/16
(Pre-Refunded to 5/15/01 @
102) (i)

Port Dev. Corp. Ind. Dev.         -          1,000                                1,028
Rev. Rfdg.  (Cargill, Inc.
Proj.) 7.7% 3/1/07

Round Rock Independent School
District:

Rfdg & School Bldg. (Cap.         Aaa        7,430                                4,655
Appreciation)  0% 8/15/09
(MBIA Insured)

Rfdg. (Cap. Appreciation):

0% 2/15/01                        Aaa        2,000                                1,845

0% 2/15/08                        Aaa        9,800                                6,614

0% 8/15/10 (MBIA Insured)         Aaa        5,000                                2,964

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

TEXAS - CONTINUED

Round Rock Independent School
District: -  continued

Series A, 7.5% 8/1/03             Aaa       $ 1,300                              $ 1,496

4.5% 8/1/17                       Aaa        5,575                                5,284

6.5% 8/1/04                       Aaa        1,025                                1,155

Sabine River Auth. Poll.          Baa1       1,250                                1,354
Cont. Rev.  8.25% 10/1/20 (h)

San Antonio Elec. & Gas Sys.
Rev.:

Rfdg.:

(Cap. Appreciation):

Series 1991 B, 0% 2/1/05          Aaa        12,285                               9,552
(FGIC Insured)

Series A, 0% 2/1/05 (AMBAC        Aaa        5,850                                4,548
Insured)

Series B:

0% 2/1/07 (FGIC Insured)          Aaa        10,000                               7,117

0% 2/1/08 (FGIC Insured)          Aaa        6,340                                4,259

0% 2/1/09 (FGIC Insured)          Aaa        2,000                                1,274

0% 2/1/10 (FGIC Insured)          Aaa        14,000                               8,437

5.25% 2/1/10                      Aa1        11,000                               11,659

Series B, 6% 2/1/14               Aa1        585                                  595

5.75% 2/1/11                      Aa1        12,010                               12,606

San Antonio Gen. Oblig. Rfdg.     Aaa        1,920                                1,399
 (Cap. Appreciation) Series
C, 0% 8/1/06  (MBIA Insured)

San Antonio Independent           Aaa        24,010                               24,170
School District  5.125%
8/15/22

San Antonio Wtr. Rev.:

(Cap. Appreciation) 0% 5/1/12     Aaa        5,500                                2,235
 (AMBAC Insured)
(Pre-Refunded to  5/1/00 @
42.652) (i)

6.5% 5/15/10 (MBIA Insured)       Aaa        1,690                                1,842

6.5% 5/15/10 (MBIA Insured)       Aaa        440                                  498
(Escrowed to Maturity) (i)

6.5% 5/15/10 (MBIA Insured)       Aaa        500                                  554
(Pre-Refunded to 5/15/02 @
102) (i)

Spring Branch Independent
School District Rev. Rfdg.
(Cap. Appreciation):

0% 2/1/05                         Aaa        5,725                                4,451

0% 2/1/06                         Aaa        5,710                                4,248

Spring Independent School
District:

Rfdg. (Cap. Appreciation) 0%      Aaa        3,000                                2,660
2/15/02

4.875% 8/15/10                    Aaa        4,000                                4,134

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

TEXAS - CONTINUED

Texarkana Health Facilities       Aaa       $ 1,750                              $ 1,878
Dev. Corp. Hosp. Rev.
(Wadley Reg'l. Med. Ctr.
Proj.) 7% 10/1/05 (MBIA
Insured)

Texas A & M Univ. Permanent
Univ. Fund:

Rfdg. 5.6% 7/1/05                 Aaa        3,000                                3,290

5.5% 7/1/04                       Aaa        3,850                                4,161

Texas A & M Univ. Rev. Rfdg.      Aa2        1,610                                1,698
(Fing. Sys.)  5.5% 5/15/02

Texas Muni. Pwr. Agcy. Rev.
Rfdg. (Cap. Appreciation):

0% 9/1/04 (AMBAC Insured)         Aaa        5,900                                4,705

0% 9/1/05 (AMBAC Insured)         Aaa        13,000                               9,871

Texas Pub. Fin. Auth.             Aa2        5,350                                5,645
(College Student Ln.)  5.8%
8/1/05 (h)

Texas Pub. Fin. Auth. Bldg.
Rev. Rfdg.  (Cap.
Appreciation):

Series 1990, 0% 2/1/12 (MBIA      Aaa        4,400                                2,370
Insured)

0% 2/1/09 (MBIA Insured)          Aaa        2,000                                1,274

Texas Pub. Fin. Auth.:

Rfdg.:

(Veterans Land) 7.4% 12/1/20      Aa2        2,500                                2,703

Series A, 0% 10/1/01 (AMBAC       Aaa        9,420                                8,495
Insured)

Series A, 5% 10/1/14              Aa2        5,000                                5,044

Univ. of Texas Permanent
Univ. Fund:

(Univ. Fund Proj.) 5.25%          Aaa        7,080                                7,577
7/1/11

5% 7/1/10                         Aaa        4,000                                4,200

Univ. of Texas Rev. Rfdg.
(Fing. Sys.) Series A:

6% 8/15/04                        Aa1        1,170                                1,297

6% 8/15/05                        Aa1        1,000                                1,119

Whitehouse Independent School     Aaa        5,790                                5,758
District Rfdg.  5% 2/15/23

                                                                                  463,591

UTAH - 3.3%

Intermountain Pwr. Agcy. Rev.:

(Cap. Appreciation) 0% 7/1/21     Aaa        45,775                               5,279
 (Pre-Refunded to 7/1/00 @
12.2012) (i)

Rfdg.:

Series A:

6% 7/1/16 (AMBAC Insured)         Aaa        15,345                               16,984

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

UTAH - CONTINUED

Intermountain Pwr. Agcy.
Rev.: - continued

Rfdg.:

Series A:

6.5% 7/1/10 (AMBAC Insured)       Aaa       $ 1,635                              $ 1,948

6.5% 7/1/11 (AMBAC Insured)       Aaa        1,000                                1,196

Series B:

0% 7/1/00 (MBIA Insured)          Aaa        4,435                                4,201

0% 7/1/01 (AMBAC Insured)         Aaa        22,000                               20,067

5.75% 7/1/16 (MBIA Insured)       Aaa        30,260                               33,187

Series D, 5% 7/1/21 (MBIA         Aaa        12,100                               11,923
Insured)

Series G, 0% 7/1/12               Aaa        1,660                                1,848
(Pre-Refunded to 1/1/03 @
101) (b)(i)

Rfdg. Spl. Oblig. Sixth           Aaa        29,500                               32,698
Series B, 6% 7/1/16 (MBIA
Insured)

Spl. Oblig. Sixth Series B:

6.5% 7/1/05 (MBIA Insured)        Aaa        2,000                                2,268

6.5% 7/1/10 (MBIA Insured)        Aaa        3,800                                4,528

Jordan School District 7.625%     Aa3        2,000                                2,397
6/15/05

Salt Lake City Hosp. Rev.         AAA        2,975                                3,871
(Intermountain Health Care
Hosp., Inc.) Series, 8.125%
5/15/15 (Escrowed to
Maturity) (i)

South Salt Lake City Ind.         -          3,650                                4,021
Rev. (Price Savers Wholesale
Club Proj.) 9% 11/15/13

Utah Board of Regents Student     Aaa        5,000                                5,006
Ln. Rev.  4.65% 5/1/06 (h)

Utah Hsg. Fin. Agcy. Single       AAA        260                                  272
Family Mtg.  Rev. (Single
Family Mtg.) Series G,
9.25% 7/1/19 (h)

                                                                                  151,694

VERMONT - 0.1%

Vermont Ind. Dev. Auth. Ind.      -          4,350                                4,709
Dev. Rev. (Radisson Hotel)
Series B 1, 7.75% 11/15/15

VIRGINIA - 1.5%

Fairfax County Econ. Dev.         A1         3,700                                3,832
Auth. Resource Recovery Rev.
(Ogden Martin Sys. Proj.)
Series A, 7.75% 2/1/11 (h)

Hampton Museum Rev. Rfdg.:

5.25% 1/1/09                      A          3,825                                3,957

5.25% 1/1/14                      A          4,500                                4,529

Henrico County Ind. Dev.
Auth. Pub. Facilities Lease
Rev. (Henrico County Reg'l.
Jail Proj.):

7.5% 8/1/04                       Aa2        2,455                                2,894

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

VIRGINIA - CONTINUED

Henrico County Ind. Dev.
Auth. Pub. Facilities Lease
Rev. (Henrico County Reg'l.
Jail Proj.): - continued

7.5% 8/1/05                       Aa2       $ 2,590                              $ 3,109

Loudoun County Ind. Dev.
Auth. Residential Care
Facilities Rev. (Falcons
Landing Proj.) Series A:

8.75% 11/1/24 (Pre-Refunded       Aaa        14,955                               19,062
to  11/1/04 @ 103) (i)

9.25% 11/1/04 (Escrowed to        Aaa        1,100                                1,303
Maturity) (i)

Peninsula Ports Auth. Hosp.       Aa         1,500                                1,526
Facilities Rev. Rfdg.
(Whittaker Memorial Hosp.
Proj.)  8.7% 8/1/23

Richmond Metro Auth.              Aaa        2,645                                2,895
Expressway Rev. Rfdg. Series
A, 6% 7/15/08 (FGIC Insured)
 (Pre-Refunded to 7/15/02 @
102) (i)

Richmond Gen. Oblig. Rfdg.        Aaa        1,725                                1,848
Series B,  5.5% 1/15/04
(FGIC Insured)

Southeastern Pub. Svc. Auth.      Aaa        4,000                                4,327
Rev. Rfdg. Sr.  Series A,
5.25% 7/1/10 (MBIA Insured)

Virginia Beach Dev. Auth.
Hosp. Facilities Rev.
(Virginia Beach Gen. Hosp.
Proj.):

5.125% 2/15/18 (AMBAC Insured)    Aaa        3,100                                3,182

6% 2/15/12 (AMBAC Insured)        Aaa        2,150                                2,442

6% 2/15/13 (AMBAC Insured)        Aaa        1,460                                1,661

Virginia Commonwealth Trans.      Aa2        5,000                                5,028
Board Trust Rev. Rfdg. (U.S.
Rte. 58 Corridor Prog.)
Series C, 5.125% 5/15/19

Virginia Hsg. Dev. Auth.          Aa1        1,890                                2,026
Multi-family Hsg. Rev.
Series I, 5.95% 5/1/09 (h)

Virginia Pub. Bldg. Auth.         Aa2        3,800                                4,015
Pub. Facilities Rev. Rfdg.
Series A, 5% 8/1/05

Virginia Resouces Auth. Wtr.      AA         180                                  184
& Swr. Rev. Series A, 7.7%
11/1/10 (Pre-Refunded to
5/1/99 @ 102) (i)

                                                                                  67,820

WASHINGTON - 5.2%

Benton County Pub. Util.          Aaa        1,740                                1,924
District #1 Elec. Rev. Rfdg.
6% 11/1/04 (AMBAC Insured)

Douglas County Pub. Util.         A          2,790                                3,595
District #1 Wells Hydroelec.
Rev. Rfdg. Series A, 8.75%
9/1/18

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

WASHINGTON - CONTINUED

King County Gen. Oblig.           Aa1       $ 3,300                              $ 3,687
Series D,  5.75% 12/1/11

Port of Seattle Gen. Oblig.
Series B:

5.5% 9/1/09 (FGIC Insured) (h)    Aaa        4,010                                4,286

5.6% 9/1/10 (FGIC Insured) (h)    Aaa        4,230                                4,520

Port Seattle Gen. Oblig. 5.8%     Aa1        4,000                                4,349
5/1/09 (h)

Port Seattle Passenger            Aaa        7,930                                8,292
Facilities Charge Rev.
Series B, 5% 12/1/06 (AMBAC
Insured) (h)

Washington Gen. Oblig.:

(Motor Vehicle Fuel Tax)          Aa1        2,655                                3,115
Series B, 7% 9/1/05

Rfdg.:

Series R 93A, 5.6% 9/1/04         Aa1        2,500                                2,710

Series R 96B, 5.5% 7/1/01         Aa1        5,000                                5,215

Series R 96C, 6% 7/1/04           Aa1        2,000                                2,203

Series 1996 A, 6.75% 7/1/02       Aa1        3,560                                3,913

Series A, 6.5% 7/1/03             Aa1        1,000                                1,111

Series C, 5% 7/1/05               Aa1        4,555                                4,818

Washington Pub. Pwr. Supply
Sys. Nuclear Proj. #1 Rev.
Rfdg.:

(Bonneville Pwr.                  Aa1        1,000                                1,207
Administration) Series B,
7% 7/1/08

Series A, 7% 7/1/08               Aa1        500                                  604

Series B, 5.125% 7/1/13           Aa1        10,000                               10,163

Washington Pub. Pwr. Supply
Sys.  Nuclear Proj. #2 Rev.:

Rfdg.:

(Bonneville Pwr.                  Aaa        6,500                                6,855
Administration) Series B,
5.625% 7/1/12 (MBIA Insured)

Series A:

0% 7/1/11 (MBIA Insured)          Aaa        1,350                                755

4.8% 7/1/04                       Aa1        15,000                               15,522

5% 7/1/00                         Aa1        3,660                                3,737

5% 7/1/01                         Aa1        6,000                                6,172

5.5% 7/1/02                       Aa1        9,050                                9,523

5.9% 7/1/04                       Aa1        2,850                                3,104

6% 7/1/07                         Aa1        2,500                                2,814

Series B, 5.5% 7/1/03             Aa1        3,000                                3,187

Series C, 0% 7/1/05               Aa1        16,080                               12,197

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

WASHINGTON - CONTINUED

Washington Pub. Pwr. Supply
Sys.  Nuclear Proj. #2 Rev.:
- continued

Series A:

4.8% 7/1/04 (MBIA Insured)        Aaa       $ 4,000                              $ 4,153

6% 7/1/05 (AMBAC Insured)         Aaa        3,565                                3,937

Series C, 0% 7/1/05 (MBIA         Aaa        11,000                               8,387
Insured)

5.4% 7/1/12                       Aa1        56,550                               60,005

5.55% 7/1/10 (FGIC Insured)       Aaa        16,000                               16,879

7.07% 7/1/10 (FGIC Insured)       Aaa        7,500                                8,276
(j)

Washington Pub. Pwr. Supply
Sys.  Nuclear Proj. #3 Rev.
Rfdg.:

(Cap. Appreciation) 0% 7/1/08     Aaa        3,000                                1,975
 (MBIA Insured)

Series B, 7.375% 7/1/04           Aa1        3,750                                4,017

0% 7/1/06 (MBIA Insured)          Aaa        5,000                                3,632

                                                                                  240,839

WEST VIRGINIA - 0.5%

Maryland Health & Higher Edl.     Aaa        22,650                               23,661
Facilities Auth. Rev. (Ohio
Pwr. Co.-Kammer Proj.)
Series B, 5.45% 7/1/14 (MBIA
Insured)

WISCONSIN - 0.6%

Menomonee Falls Wtr. Sys.         Aaa        3,375                                3,672
Mtg. Rev. 5.875% 12/1/16
(FSA Insured)

Wisconsin Gen. Oblig. Series      Aa2        12,890                               15,002
A, 7% 5/1/05

Wisconsin Health & Edl.           Aaa        4,000                                4,424
Facilities Auth. Rev. (St.
Lukes Med. Ctr. Proj.) 7.1%
8/15/11 (MBIA Insured)
(Pre-Refunded to 8/15/01 @
102) (i)

Wisconsin Hsg. & Econ. Dev.       Aa2        2,305                                2,354
Auth.  Home Ownership Rev.
Rfdg. Series F,  5.2% 9/1/26
(h)

                                                                                  25,452

WYOMING - 0.2%

Natrona County Hosp. Rev.         A3         4,500                                4,941
(Wyoming Med. Ctr. Proj.)
8.125% 9/15/10 (Pre-Refunded
to 9/15/00 @ 102) (i)

Wyoming Farm Ln. Board Cap.       AA-        3,995                                2,993
Facs. Rev.  0% 10/1/05
(Escrowed to Maturity) (i)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

WYOMING - CONTINUED

Wyoming Muni. Pwr. Agcy. Pwr.     Aaa       $ 1,500                              $ 1,619
Supply Sys.  Rev. Rfdg.
Series A, 6.125% 1/1/16
(MBIA Insured)

                                                                                  9,553

TOTAL MUNICIPAL BONDS                                                             4,561,490
(Cost $4,250,758)


MUNICIPAL NOTES - 0.0%



NEW YORK - 0.0%

Erie County Ind. Dev. Auth.   480                         480
Ind. Dev. Rev. (The Holling
Press, Inc.) Series 1989 F,
3.5%, LOC Marine Midland
Bank NA, VRDN (e)(h) (Cost
$480)

CASH EQUIVALENTS - 0.7%

                             SHARES (000S)

Municipal Central Cash Fund   31,618                      31,618
(f)(g) (Cost $31,618)

TOTAL INVESTMENT IN                                     $ 4,593,588
SECURITIES - 100%
(Cost $4,282,856)


FUTURES CONTRACTS

                               EXPIRATION DATE      UNDERLYING FACE AMOUNT (000S)      UNREALIZED GAIN/(LOSS) (000S)

SOLD

310 Bond Buyer Municipal Bond  Dec. 1998            $ (39,205)                         $ 302
Index Contracts

THE FACE VALUE OF FUTURES
SOLD AS A PERCENTAGE OF
TOTAL INVESTMENT IN
SECURITIES - 0.9%.


SECURITY TYPE ABBREVIATION

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND
(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(c) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,163,000.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(g) At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.31%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(h) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(i) Security collateralized by an amount sufficient to pay interest and principal.

(j) Coupon is inversely indexed to a floating interest rate. The price will be more volatile than the price of a comparable fixed rate security. The rate shown is the rate at period end.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A        84.3%  AAA, AA, A    84.9%

Baa               9.8%   BBB           7.6%

Ba                0.0%   BB            0.0%

B                 0.0%   B             0.0%

Caa               0.0%   CCC           0.0%

Ca, C             0.0%   CC, C         0.0%

                         D             0.0%

The percentage not rated by Moody's or S&P amounted to 2.4%. FMR has determined that unrated debt securities that are lower quality account for 0.0% of the total value of investment in securities.

The distribution of municipal securities by revenue source, as a percentage of total value of investments in securities, is as follows:

General Obligations          27.1%

Electric Utilities           16.2

Transportation               12.1

Health Care                   9.0

Escrowed/Pre-Refunded         8.8

Water & Sewer                 7.3

Special Tax                   5.3

Others (individually less    14.2
than 5%)

TOTAL                       100.0%

INCOME TAX INFORMATION

At November 30, 1998, the aggregate cost of investment securities for income tax purposes was $4,282,879,000. Net unrealized appreciation aggregated $310,709,000, of which $311,850,000 related to appreciated investment securities and $1,141,000 related to depreciated investment securities.

The fund hereby designates approximately $12,906,000 as a capital gain dividend for the purpose of the dividend paid deduction.

At November 30, 1998, the fund had a capital loss carryforward of approximately $40,979,000 of which $564,000, $533,000, $20,771,000,
$9,163,000, and $9,948,000 will expire on November 30, 2000, 2001,
2002, 2003, and 2005, respectively. All of the loss carryforwards were acquired in the mergers and are available to offset future capital gains of the fund to the extent provided by regulations (see Note 7 of Notes to Financial Statements).

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                 NOVEMBER 30, 1998

ASSETS

Investment in securities, at             $ 4,593,588
value (cost $4,282,856) -
See accompanying schedule

Receivable for fund shares                1,697
sold

Interest receivable                       69,647

Other receivables                         199

 TOTAL ASSETS                             4,665,131

LIABILITIES

Payable for investments         $ 6,460
purchased Regular delivery

 Delayed delivery                7,283

Payable for fund shares          9,188
redeemed

Distributions payable            5,396

Accrued management fee           1,543

Payable for daily variation      145
on futures contracts

Other payables and accrued       943
expenses

 TOTAL LIABILITIES                        30,958

NET ASSETS                               $ 4,634,173

Net Assets consist of:

Paid in capital                          $ 4,363,846

Accumulated undistributed net             (40,707)
realized gain (loss) on
investments

Net unrealized appreciation               311,034
(depreciation) on investments

NET ASSETS, for 360,736                  $ 4,634,173
shares outstanding

NET ASSET VALUE, offering                 $12.85
price and redemption price
per share ($4,634,173
(divided by) 360,736 shares)

STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS                     YEAR
                                         ENDED
                                         NOVEMBER 30, 1998

INTEREST INCOME                          $ 155,068

EXPENSES

Management fee                 $ 11,303

Transfer agent fees             2,979

Accounting fees and expenses    682

Non-interested trustees'        1
compensation

Custodian fees and expenses     58

Registration fees               382

Audit                           74

Legal                           32

Reports to shareholders         12

Miscellaneous                   16

 Total expenses before          15,539
reductions

 Expense reductions             (16)      15,523

NET INTEREST INCOME                       139,545

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities          3,885

 Futures contracts              (2,866)   1,019

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities          69,132

 Futures contracts              302       69,434

NET GAIN (LOSS)                           70,453

NET INCREASE (DECREASE) IN               $ 209,998
NET ASSETS RESULTING  FROM
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS             YEAR ENDED NOVEMBER 30, 1998  YEAR ENDED NOVEMBER 30, 1997

INCREASE (DECREASE) IN NET       $ 139,545                     $ 89,932
ASSETS
Operations Net interest income

 Net realized gain (loss)         1,019                         16,558

 Change in net unrealized         69,434                        19,742
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       209,998                       126,232
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (139,545)                     (93,623)
From net interest income

 From net realized gain           (14,749)                      (4,382)

 TOTAL DISTRIBUTIONS              (154,294)                     (98,005)

Share transactions Net            542,258                       273,883
proceeds from sales of shares

 Net asset value of shares        -                             528,377
issued in exchange for the
net   assets of Spartan
Municipal Income Fund (Note
7)

 Net asset value of shares        2,152,869                     -
issued in exchange for the
net   assets of Spartan
Aggressive Municipal Fund,
Spartan   Insured Municipal
Income Fund and Fidelity
Advisor   Municipal Bond
Fund (Notes 6 & 7)

 Reinvestment of distributions    115,173                       74,006

 Cost of shares redeemed          (551,658)                     (422,033)

 NET INCREASE (DECREASE) IN       2,258,642                     454,233
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       2,314,346                     482,460
IN NET ASSETS

NET ASSETS

 Beginning of period              2,319,827                     1,837,367

 End of period                   $ 4,634,173                   $ 2,319,827

OTHER INFORMATION
Shares

 Sold                             42,521                        22,157

 Issued in exchange for           -                             42,203
shares of Spartan Municipal
 Income Fund (Note 7)

 Issued in exchange for           168,501                       -
shares of Spartan Aggressive
  Municipal Fund, Spartan
Insured Municipal Income
Fund and Fidelity Advisor
Municipal Bond Fund   (Notes
6 & 7)

 Issued in reinvestment of        9,036                         5,982
distributions

 Redeemed                         (43,262)                      (34,228)

 Net increase (decrease)          176,796                       36,114



FINANCIAL HIGHLIGHTS
                                 YEARS ENDED NOVEMBER 30,

                                 1998                      1997       1996      1995      1994

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 12.610                  $ 12.430   $ 12.300  $ 11.040  $ 13.230
of period

Income from Investment            .607                      .607       .648 A    .677      .755
Operations Net interest
income

 Net realized and unrealized      .320                      .235       .109      1.260     (1.690)
 gain (loss)

 Total from investment            .927                      .842       .757      1.937     (.935)
operations

Less Distributions

 From net interest income         (.607)                    (.632) A   (.623)    (.677)    (.755)

 From net realized gain           (.080)                    (.030)     (.004)    -         (.500)

 Total distributions              (.687)                    (.662)     (.627)    (.677)    (1.255)

Net asset value, end of period   $ 12.850                  $ 12.610   $ 12.430  $ 12.300  $ 11.040

TOTAL RETURN                      7.54%                     7.02%      6.39%     17.95%    (7.74)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 4,634                   $ 2,320    $ 1,837   $ 1,801   $ 1,693
(in millions)

Ratio of expenses to average      .53%                      .55%       .56%      .57%      .56%
net assets

Ratio of net interest income      4.75%                     4.92%      5.32%     5.69%     6.21%
to average net assets

Portfolio turnover rate           25% B                     31% B      53%       50%       48%


A NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
B THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN
THE MERGERS.

NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan Municipal Income Fund (the fund) is a fund of Fidelity Court Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and futures. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon

2. OPERATING POLICIES - CONTINUED

FUTURES CONTRACTS - CONTINUED

the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $863,765,000 and $751,712,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $409,127,000 and $372,298,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .38% of average net assets.

TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the fund. UMB has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annual rate of .10% of average net assets.

5. EXPENSE REDUCTIONS.

The fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $7,000 and $9,000, respectively, under these arrangements.

6. SHARE TRANSACTIONS.

Share transactions in connection with mergers were as follows:

AMOUNTS IN THOUSANDS           SHARES    DOLLARS



Spartan Aggressive Municipal    72,669    $923,620
Fund

Spartan Insured Municipal       24,866    318,041
Income Fund

Fidelity Advisor Municipal      22        286
Bond Fund  Class A

 Class T                        33        426

 Class B                        41        524

 Institutional Class            11        135

 Fidelity Municipal Bond Fund   70,859    909,837
  (Initial Class of Fidelity
Advisor Municipal Bond Fund)

                                70,966    911,208

Total                           168,501  $ 2,152,869

7. MERGER INFORMATION.

On September 17, 1998, the fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Municipal Bond Fund: Class A, Class T, Class B, Institutional Class and Fidelity Advisor Municipal Bond Fund (Initial Class of Fidelity Advisor Municipal Bond
Fund). The acquisition was approved by the Class A, Class T, Class B, Institutional Class and Initial Class shareholders of Fidelity Advisor Municipal Bond Fund on August 3, 1998. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

The fund's acquisition of Fidelity Advisor Municipal Bond Fund Class A was accomplished by an exchange of 22,000 shares of the fund (each valued at $12.84) for the 33,000 shares then outstanding (each valued at $8.61) of Fidelity Advisor Municipal Bond Fund Class A. The fund's acquisition of Fidelity Advisor Municipal Bond Fund Class T was accomplished by an exchange of 33,000 shares of the fund (each valued at $12.84) for the 49,000 shares then outstanding (each valued at $8.62) of Fidelity Advisor Municipal Bond Fund Class T. The fund's acquisition of Fidelity Advisor Municipal Bond Fund Class B was accomplished by an exchange of 41,000 shares of the fund (each valued at $12.84) for the 61,000 shares then outstanding (each valued at $8.62) of Fidelity Advisor Municipal Bond Fund Class B. The fund's acquisition of Fidelity Advisor Municipal Bond Fund Institutional Class was accomplished by an exchange of 11,000 shares of the fund (each valued at $12.84) for the 16,000 shares then outstanding (each valued at $8.61) of Fidelity Advisor Municipal Bond Fund Institutional Class. The fund's acquisition of Fidelity Municipal Bond Fund (Initial Class of Fidelity Advisor Municipal

7. MERGER INFORMATION - CONTINUED

Bond Fund) was accomplished by an exchange of 70,859,000 shares of the fund (each valued at $12.84) for the 105,672,000 shares then outstanding (each valued at $8.61) of Fidelity Municipal Bond Fund (Initial Class of Fidelity Advisor Municipal Bond Fund). Fidelity Advisor Municipal Bond Fund's net assets, including $65,723,000 of unrealized appreciation, were combined with the fund for total net assets after the acquisition of $4,371,670,000.

On August 27, 1998, the fund acquired all of the assets and assumed all of the liabilities of Spartan Insured Municipal Income Fund. The acquisition, which was approved by the shareholders of Spartan Insured Municipal Income Fund on July 15, 1998, was accomplished by an exchange of 24,866,000 shares of the fund (each valued at $12.79) for the 25,649,000 shares then outstanding (each valued at $12.40) of Spartan Insured Municipal Income Fund. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Spartan Insured Municipal Income Fund's net assets, including $22,083,000 of unrealized appreciation, were combined with the fund for total net assets after the acquisition of $3,454,350,000.

On August 20, 1998, the fund acquired all of the assets and assumed all of the liabilities of Spartan Aggressive Municipal Fund. The acquisition, which was approved by the shareholders of Spartan Aggressive Municipal Fund on July 15, 1998, was accomplished by an exchange of 72,669,000 shares of the fund (each valued at $12.71) for the 77,680,000 shares then outstanding (each valued at $11.89) of Spartan Aggressive Municipal Fund. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Spartan Aggressive Municipal Fund's net assets, including $55,780,000 of unrealized appreciation, were combined with the fund for total net assets after the acquisition of $4,081,148,000.

On October 23, 1997, Fidelity Municipal Income Fund (currently Spartan Municipal Income Fund) acquired all of the assets and assumed all of the liabilities of Spartan Municipal Income Fund. The acquisition, which was approved by the shareholders of Spartan Municipal Income Fund on October 6, 1997, was accomplished by an exchange of 42,203,000 shares of Fidelity Municipal Income Fund (currently Spartan Municipal Income Fund) (each valued at $12.52) for the 49,566,000 shares then outstanding (each valued at $10.66) of Spartan Municipal Income Fund. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Spartan Municipal Income Fund's net assets, including $19,989,000 of unrealized appreciation were combined with Fidelity Municipal Income Fund (currently Spartan Municipal Income Fund) for total net assets after the acquisition of $2,294,530,000.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Court Street Trust and the Shareholders of Spartan Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Municipal Income Fund (a fund of Fidelity Court Street Trust) at November 30, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
January 11, 1999

DISTRIBUTIONS


The Board of Trustees of Spartan Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities:

PAY DATE       12/29/97 12/31/98

RECORD DATE    12/26/97 12/30/98

SHORT-TERM
CAPITAL GAINS  $.01     $.007

LONG-TERM
CAPITAL GAINS  $.07     -

LONG-TERM
CAPITAL GAIN PERCENTAGES:
 28% rate      12.53%   -
 20% rate      87.47%   -

During fiscal year ended 1998, 100% of the fund's income dividends was free from federal income tax, and 13.53% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 1999 of the applicable percentages for use in preparing 1998 income tax returns.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
George A. Fischer, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
UMB Bank, n.a.
Kansas City, MO
and
Fidelity Service Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

HIY-ANN-0199  69046
1.539263.101

CUSTODIAN
UMB Bank, n.a.
Kansas City, MO

FIDELITY'S MUNICIPAL BOND FUNDS
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Spartan Minnesota Municipal Income
Spartan Municipal Income
Spartan New Jersey Municipal Income
Spartan New York Municipal Income
Spartan Ohio Municipal Income
Spartan Pennsylvania Municipal Income
Spartan Short-Intermediate
Municipal Income
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